UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

DECEMBER 31, 2011

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

Contents
3 Performance Summary
4 Management Summary
5 Portfolio Summary
6 Investment Portfolio
40 Statement of Assets and Liabilities
41 Statement of Operations
42 Statement of Changes in Net Assets
44 Financial Highlights
45 Notes to Financial Statements
50 Report of Independent Registered Public Accounting Firm
51 Information About Your Fund's Expenses
52 Tax Information
52 Proxy Voting
53 Investment Management Agreement Approval
56 Summary of Management Fee Evaluation by Independent Fee Consultant
58 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks of smaller companies involve greater risk than securities of larger, more established companies. Stocks may decline in value. See prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2011

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2011 are 0.57% and 0.82% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index
The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2011)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,559	$15,292	$9,883	$16,577
	Average annual total return	-4.41%	15.21%	-0.24%	5.18%
Russell 2000 Index	Growth of $10,000	$9,582	$15,459	$10,075	$17,276
	Average annual total return	-4.18%	15.63%	0.15%	5.62%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,542	$15,195	$9,764	$15,466
	Average annual total return	-4.58%	14.97%	-0.48%	4.61%
Russell 2000 Index	Growth of $10,000	$9,582	$15,459	$10,075	$16,464
	Average annual total return	-4.18%	15.63%	0.15%	5.29%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Management Summary December 31, 2011

The U.S. equity market began the annual period on a strong note, as the U.S. Federal Reserve Board's (the Fed's) stimulative "quantitative easing" initiative, signs of improving economic growth and strong corporate earnings gave investors the green light to buy stocks through the first five months of the year. From that point, the investing backdrop gradually grew less favorable for three reasons. The primary issue weighing on the market was the European debt crisis, which threatened the health of the region's banking sector and raised fears of a broader financial system collapse. At the same time, growth in China — which is generally seen as the engine of the world economy — slowed precipitously, raising fears that slackening growth was a worldwide phenomenon. Even more relevant to the U.S. market, the domestic economy exhibited weakness in a number of areas. Stocks subsequently staged a recovery late in the year following a pickup in a number of key economic indicators, but heightened risk aversion by investors meant that small-cap stocks significantly underperformed large caps, especially during the volatile third-quarter period.

For the 12 months ended December 31, 2011, the Fund returned -4.41% (Class A shares, unadjusted for contract charges), compared with the -4.18% return of the Russell 2000® Index.1

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index, but without purchasing all of the stocks in the index.2 Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Portfolio Manager and Senior Vice President

Northern Trust Investments, Inc., Subadvisor to the Fund

1 The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

2 Price-to-earnings (P/E) ratio, or earnings multiple, is the price of a stock divided by its earnings per share. It is a widely used gauge of a stock's valuation that indicates what investors are paying for a company's earnings on a per share basis. Price-to-book (P/B) ratio is a measure of a stock's valuation relative to its book value (or total assets minus liabilities). A debt-to-asset ratio indicates what proportion of the company's assets is being financed through debt. A dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/11	12/31/10

Common Stocks	97%	97%
Cash Equivalents*	2%	3%
Government & Agency Obligations	1%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	12/31/11	12/31/10

Financials	22%	20%
Information Technology	17%	19%
Industrials	15%	16%
Consumer Discretionary	13%	14%
Health Care	13%	12%
Energy	7%	6%
Materials	4%	6%
Utilities	4%	3%
Consumer Staples	4%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.7% of Net Assets)
1. Healthspring, Inc. Offers managed care services	0.3%
2. Netlogic Microsystems, Inc. Designs and markets high-performance knowledge-based processors	0.3%
3. SuccessFactors, Inc. Provides on-demand software solutions	0.3%
4. Clean Harbors, Inc. Provider of remediation services	0.3%
5. World Fuel Services Corp. Markets aviation and marine fuel services	0.3%
6. Jack Henry & Associates, Inc. Developer of integrated computer systems	0.3%
7. American Campus Communities, Inc. Owns and operates on-and-off campus housing properties	0.3%
8. Salix Pharmaceuticals Ltd. Develops prescription products for gastrointestinal disease	0.2%
9. Onyx Pharmaceuticals, Inc. Manufacturer of pharmaceuticals	0.2%
10. Signature Bank Full-service commercial bank	0.2%

Asset allocation, sector diversification and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2011

	Shares	Value ($)

Common Stocks 97.0%
Consumer Discretionary 12.7%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	17,468	172,759
Amerigon, Inc.* (a)	5,872	83,735
Cooper Tire & Rubber Co.	16,235	227,452
Dana Holding Corp.* (a)	38,327	465,673
Dorman Products, Inc.*	2,810	103,773
Drew Industries, Inc.*	4,946	121,325
Exide Technologies*	20,949	55,096
Fuel Systems Solutions, Inc.*	4,366	71,995
Modine Manufacturing Co.*	12,084	114,315
Motorcar Parts of America, Inc.*	3,229	24,218
Shiloh Industries, Inc.*	1,452	12,168
Spartan Motors, Inc. (a)	8,264	39,750
Standard Motor Products, Inc. (a)	5,063	101,513
Stoneridge, Inc.*	7,033	59,288
Superior Industries International, Inc.	6,167	102,002
Tenneco, Inc.*	15,854	472,132
Tower International, Inc.*	1,701	18,269
		2,245,463
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,961	58,752
Distributors 0.2%
Core-Mark Holding Co., Inc.	3,041	120,424
Pool Corp. (a)	12,604	379,380
VOXX International Corp.*	4,797	40,535
Weyco Group, Inc. (a)	1,997	49,026
		589,365
Diversified Consumer Services 1.2%
American Public Education, Inc.* (a)	4,696	203,243
Archipelago Learning, Inc.* (a)	3,236	31,292
Ascent Media Corp. "A"*	3,823	193,903
Bridgepoint Education, Inc.* (a)	4,764	109,572
Cambium Learning Group, Inc.*	4,460	13,469
Capella Education Co.* (a)	3,794	136,774
Coinstar, Inc.* (a)	8,197	374,111
Corinthian Colleges, Inc.* (a)	20,624	44,754
Grand Canyon Education, Inc.*	7,515	119,939
Hillenbrand, Inc. (a)	16,378	365,557
K12, Inc.* (a)	6,785	121,723
Lincoln Educational Services Corp.	5,887	46,507
Mac-Gray Corp.	3,169	43,701
Matthews International Corp. "A"	7,717	242,545
National American University Holdings, Inc.	2,172	16,464
Regis Corp. (a)	14,961	247,605
School Specialty, Inc.*	4,255	10,637
Sotheby's	17,686	504,582
Steiner Leisure Ltd.*	3,957	179,608
Stewart Enterprises, Inc. "A" (a)	20,484	117,988
Strayer Education, Inc. (a)	3,205	311,494
Universal Technical Institute, Inc.* (a)	5,662	72,360
		3,507,828
	Shares	Value ($)

Hotels Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	6,465	95,036
Ambassadors Group, Inc.	4,979	22,455
Ameristar Casinos, Inc.	8,518	147,276
Benihana, Inc.* (a)	3,462	35,416
Biglari Holdings, Inc.*	312	114,891
BJ's Restaurants, Inc.* (a)	6,296	285,335
Bob Evans Farms, Inc. (a)	7,916	265,503
Boyd Gaming Corp.* (a)	14,427	107,625
Bravo Brio Restaurant Group, Inc.* (a)	5,008	85,887
Buffalo Wild Wings, Inc.*	4,807	324,521
Caribou Coffee Co., Inc.* (a)	3,259	45,463
Carrols Restaurant Group, Inc.*	3,474	40,194
CEC Entertainment, Inc. (a)	5,130	176,728
Churchill Downs, Inc.	3,280	170,986
Cracker Barrel Old Country Store, Inc. (a)	6,000	302,460
Denny's Corp.*	26,161	98,365
DineEquity, Inc.*	4,023	169,811
Domino's Pizza, Inc.* (a)	15,269	518,383
Einstein Noah Restaurant Group, Inc.	1,465	23,176
Gaylord Entertainment Co.* (a)	9,314	224,840
International Speedway Corp. "A"	7,640	193,674
Interval Leisure Group, Inc.*	10,369	141,122
Isle of Capri Casinos, Inc.* (a)	5,455	25,475
Jack in the Box, Inc.* (a)	11,282	235,794
Jamba, Inc.* (a)	16,512	21,631
Krispy Kreme Doughnuts, Inc.* (a)	15,137	98,996
LIFE TIME FITNESS, Inc.* (a)	11,068	517,429
Luby's, Inc.* (a)	5,004	22,568
Marcus Corp.	5,319	67,073
McCormick & Schmick's Seafood Restaurants, Inc.* (a)	3,869	33,815
Monarch Casino & Resort, Inc.*	2,265	23,080
Morgans Hotel Group Co.* (a)	5,613	33,117
Multimedia Games Holding Co., Inc*	6,526	51,816
O'Charley's, Inc.* (a)	4,969	27,280
Orient-Express Hotels Ltd. "A"* (a)	24,891	185,936
P.F. Chang's China Bistro, Inc. (a)	5,445	168,305
Papa John's International, Inc.* (a)	4,656	175,438
Peet's Coffee & Tea, Inc.* (a)	3,399	213,049
Pinnacle Entertainment, Inc.*	16,145	164,033
Red Lion Hotels Corp.*	3,771	26,133
Red Robin Gourmet Burgers, Inc.*	3,306	91,576
Ruby Tuesday, Inc.* (a)	17,232	118,901
Ruth's Hospitality Group, Inc.*	9,324	46,340
Scientific Games Corp. "A"*	15,267	148,090
Shuffle Master, Inc.*	14,371	168,428
Six Flags Entertainment Corp.	10,922	450,423
Sonic Corp.*	16,489	110,971
Speedway Motorsports, Inc. (a)	3,181	48,765
Texas Roadhouse, Inc. (a)	16,473	245,448
The Cheesecake Factory, Inc.* (a)	15,119	443,743
Town Sports International Holdings, Inc.*	5,124	37,661
Vail Resorts, Inc. (a)	9,432	399,540
		7,990,001
	Shares	Value ($)

Household Durables 0.7%
American Greetings Corp. "A" (a)	10,457	130,817
Beazer Homes USA, Inc.* (a)	20,100	49,848
Blyth, Inc.	1,364	77,475
Cavco Industries, Inc.* (a)	1,729	69,264
CSS Industries, Inc.	2,108	41,991
Ethan Allen Interiors, Inc. (a)	6,289	149,112
Furniture Brands International, Inc.* (a)	12,765	15,701
Helen of Troy Ltd.*	7,990	245,293
Hovnanian Enterprises, Inc. "A"* (a)	15,802	22,913
iRobot Corp.* (a)	6,290	187,757
KB HOME (a)	19,806	133,096
La-Z-Boy, Inc.*	13,456	160,126
Libbey, Inc.* (a)	5,086	64,796
Lifetime Brands, Inc. (a)	2,536	30,787
M.D.C. Holdings, Inc.	9,722	171,399
M/I Homes, Inc.* (a)	4,785	45,936
Meritage Homes Corp.*	7,174	166,365
Ryland Group, Inc. (a)	11,789	185,795
Sealy Corp.* (a)	13,302	22,879
Skullcandy, Inc.* (a)	2,561	32,064
Skyline Corp.	1,800	7,830
Standard Pacific Corp.* (a)	27,809	88,433
Universal Electronics, Inc.*	3,966	66,906
Zagg, Inc.* (a)	5,205	36,799
		2,203,382
Internet & Catalog Retail 0.3%
1-800 FLOWERS.COM, Inc. "A"*	6,901	15,182
Blue Nile, Inc.* (a)	3,006	122,885
Geeknet, Inc.*	1,184	20,187
HSN, Inc.	10,454	379,062
NutriSystem, Inc. (a)	7,197	93,057
Orbitz Worldwide, Inc.*	5,489	20,639
Overstock.com, Inc.* (a)	2,996	23,489
PetMed Express, Inc. (a)	4,642	48,184
Shutterfly, Inc.* (a)	7,832	178,256
US Auto Parts Network, Inc.*	4,076	17,812
ValueVision Media, Inc. "A"*	10,642	20,007
		938,760
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	3,102	69,950
Black Diamond, Inc.* (a)	3,689	27,557
Brunswick Corp.	23,335	421,430
Callaway Golf Co. (a)	17,117	94,657
Eastman Kodak Co.* (a)	68,451	44,459
JAKKS Pacific, Inc. (a)	7,093	100,082
Johnson Outdoors, Inc. "A"* (a)	1,177	18,067
Leapfrog Enterprises, Inc.*	10,869	60,758
Marine Products Corp.* (a)	3,050	15,128
Smith & Wesson Holding Corp.* (a)	15,947	69,529
Steinway Musical Instruments, Inc.*	1,742	43,620
Sturm, Ruger & Co., Inc. (a)	4,874	163,084
Summer Infant, Inc.* (a)	3,510	24,710
		1,153,031
Media 1.2%
AH Belo Corp. "A"	4,929	23,413
Arbitron, Inc.	7,116	244,862
Belo Corp. "A"	24,469	154,155
Central European Media Enterprises Ltd. "A"* (a)	9,375	61,125
	Shares	Value ($)

Cinemark Holdings, Inc.	24,348	450,194
Crown Media Holdings, Inc.* (a)	7,874	9,528
Cumulus Media, Inc. "A"* (a)	9,328	31,156
Dial Global, Inc.* (a)	1,464	4,670
Digital Domain Media Group, Inc.* (a)	1,923	11,692
Digital Generation, Inc.* (a)	7,086	84,465
E.W. Scripps Co. "A"*	7,575	60,676
Entercom Communications Corp. "A"* (a)	6,479	39,846
Entravision Communications Corp. "A"	13,431	20,952
Fisher Communications, Inc.*	2,319	66,857
Global Sources Ltd.* (a)	3,115	15,108
Gray Television, Inc.* (a)	13,451	21,791
Harte-Hanks, Inc.	11,592	105,371
Journal Communications, Inc. "A"*	11,334	49,870
Knology, Inc.*	7,841	111,342
Lin TV Corp. "A"*	7,600	32,148
Lions Gate Entertainment Corp.* (a)	11,937	99,316
Live Nation Entertainment, Inc.*	36,992	307,404
Martha Stewart Living Omnimedia, Inc. "A" (a)	6,536	28,758
McClatchy Co. "A"* (a)	16,458	39,335
MDC Partners, Inc. "A"	6,735	91,057
Meredith Corp. (a)	9,453	308,640
National CineMedia, Inc.	14,291	177,208
New York Times Co. "A"* (a)	35,888	277,414
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	23,136
Outdoor Channel Holdings, Inc.	3,731	27,833
ReachLocal, Inc.*	2,611	16,136
Rentrak Corp.*	2,627	37,514
Saga Communications, Inc. "A"*	945	35,324
Scholastic Corp. (a)	6,886	206,373
Sinclair Broadcast Group, Inc. "A"	13,480	152,728
Valassis Communications, Inc.* (a)	11,461	220,395
Value Line, Inc. (a)	300	3,084
World Wrestling Entertainment, Inc. "A" (a)	7,267	67,728
		3,718,604
Multiline Retail 0.3%
99 Cents Only Stores*	12,231	268,470
Fred's, Inc. "A" (a)	9,475	138,146
Gordmans Stores, Inc.*	1,495	18,792
Saks, Inc.* (a)	30,207	294,518
The Bon-Ton Stores, Inc. (a)	3,254	10,966
Tuesday Morning Corp.*	11,226	38,730
		769,622
Specialty Retail 3.4%
Aeropostale, Inc.*	21,156	322,629
America's Car-Mart, Inc.*	2,237	87,646
Ann, Inc.* (a)	13,643	338,074
Asbury Automotive Group, Inc.*	7,515	162,023
Ascena Retail Group, Inc.* (a)	16,433	488,389
Barnes & Noble, Inc.* (a)	7,608	110,164
bebe stores, inc. (a)	10,068	83,866
Big 5 Sporting Goods Corp. (a)	5,758	60,114
Body Central Corp.* (a)	3,083	76,952
Brown Shoe Co., Inc. (a)	11,004	97,936
Build-A-Bear Workshop, Inc.*	3,372	28,527
Cabela's, Inc.* (a)	11,325	287,882
Casual Male Retail Group, Inc.*	11,533	39,443
	Shares	Value ($)

Cato Corp. "A" (a)	7,199	174,216
Charming Shoppes, Inc.*	29,898	146,500
Children's Place Retail Stores, Inc.* (a)	6,817	362,119
Christopher & Banks Corp.	9,416	22,033
Citi Trends, Inc.* (a)	3,928	34,488
Coldwater Creek, Inc.* (a)	16,271	19,200
Collective Brands, Inc.* (a)	16,094	231,271
Conn's, Inc.* (a)	3,877	43,035
Cost Plus, Inc.* (a)	4,911	47,882
Destination Maternity Corp.	2,818	47,117
Express, Inc.*	14,470	288,532
Francesca's Holdings Corp.*	2,663	46,070
Genesco, Inc.* (a)	6,206	383,158
GNC Holdings, Inc. "A"* (a)	5,967	172,745
Group 1 Automotive, Inc. (a)	5,867	303,911
Haverty Furniture Companies, Inc.	4,666	51,233
hhgregg, Inc.* (a)	4,721	68,218
Hibbett Sports, Inc.* (a)	7,167	323,805
Hot Topic, Inc.	10,600	70,066
Jos. A. Bank Clothiers, Inc.* (a)	7,229	352,486
Kirkland's, Inc.* (a)	4,238	56,365
Lithia Motors, Inc. "A" (a)	5,825	127,335
Lumber Liquidators Holdings, Inc.* (a)	6,173	109,015
MarineMax, Inc.* (a)	6,120	39,902
Mattress Firm Holding Corp.*	1,259	29,196
Monro Muffler Brake, Inc. (a)	7,979	309,505
New York & Co., Inc.*	6,834	18,178
Office Depot, Inc.*	71,963	154,720
OfficeMax, Inc.* (a)	22,661	102,881
Pacific Sunwear of California, Inc.* (a)	12,387	21,182
Penske Automotive Group, Inc. (a)	11,676	224,763
Pier 1 Imports, Inc.* (a)	25,716	358,224
Rent-A-Center, Inc.	15,219	563,103
Rue21, Inc.* (a)	3,836	82,858
Select Comfort Corp.*	14,579	316,219
Shoe Carnival, Inc.*	2,329	59,855
Sonic Automotive, Inc. "A" (a)	10,694	158,378
Stage Stores, Inc. (a)	8,163	113,384
Stein Mart, Inc.*	7,238	49,291
Systemax, Inc.* (a)	2,979	48,885
Talbots, Inc.* (a)	18,603	49,484
Teavana Holdings, Inc.* (a)	1,899	35,663
The Buckle, Inc.	7,068	288,869
The Finish Line, Inc. "A" (a)	13,573	261,755
The Men's Wearhouse, Inc.	13,480	436,887
The Pep Boys — Manny, Moe & Jack (a)	13,530	148,830
The Wet Seal, Inc. "A"* (a)	23,786	77,542
Vitamin Shoppe, Inc.* (a)	6,499	259,180
West Marine, Inc.* (a)	3,594	41,798
Winmark Corp. (a)	666	38,208
Zale Corp.* (a)	8,416	32,065
Zumiez, Inc.* (a)	5,451	151,320
		10,136,570
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc.* (a)	12,867	512,235
Cherokee, Inc. (a)	1,925	22,465
Columbia Sportswear Co. (a)	3,159	147,051
Crocs, Inc.*	23,267	343,654
Delta Apparel, Inc.* (a)	1,898	36,233
G-III Apparel Group Ltd.* (a)	4,404	109,704
	Shares	Value ($)

Iconix Brand Group, Inc.*	19,086	310,911
K-Swiss, Inc. "A"* (a)	7,254	21,182
Kenneth Cole Productions, Inc. "A"*	2,090	22,133
Liz Claiborne, Inc.* (a)	24,692	213,092
Maidenform Brands, Inc.* (a)	6,156	112,655
Movado Group, Inc.	4,617	83,891
Oxford Industries, Inc. (a)	3,379	152,460
Perry Ellis International, Inc.* (a)	3,448	49,030
Quiksilver, Inc.*	33,226	119,946
R.G. Barry Corp.	2,256	27,252
Skechers USA, Inc. "A"* (a)	9,623	116,631
Steven Madden Ltd.*	9,904	341,688
The Jones Group, Inc.	20,729	218,691
The Warnaco Group, Inc.* (a)	10,453	523,068
True Religion Apparel, Inc.*	6,811	235,524
Unifi, Inc.*	3,776	28,698
Vera Bradley, Inc.* (a)	5,192	167,442
Wolverine World Wide, Inc. (a)	12,983	462,714
		4,378,350
Consumer Staples 3.5%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	2,140	232,318
Central European Distribution Corp.* (a)	19,550	85,531
Coca-Cola Bottling Co. Consolidated (a)	1,174	68,738
Craft Brewers Alliance, Inc.* (a)	2,920	17,578
Heckmann Corp.* (a)	26,193	174,184
MGP Ingredients, Inc. (a)	3,092	15,584
National Beverage Corp.* (a)	2,978	47,857
Primo Water Corp.* (a)	3,208	9,752
		651,542
Food & Staples Retailing 1.1%
Arden Group, Inc. "A" (a)	314	28,263
Casey's General Stores, Inc.	9,923	511,134
Ingles Markets, Inc. "A"	3,451	51,972
Nash Finch Co. (a)	3,191	93,432
Pantry, Inc.* (a)	6,094	72,945
PriceSmart, Inc. (a)	4,656	324,011
Rite Aid Corp.* (a)	156,967	197,778
Ruddick Corp.	12,841	547,540
Spartan Stores, Inc. (a)	5,856	108,336
Susser Holdings Corp.*	2,537	57,387
The Andersons, Inc.	4,870	212,624
The Chefs' Warehouse, Inc.* (a)	2,408	43,007
The Fresh Market, Inc.* (a)	7,351	293,305
United Natural Foods, Inc.* (a)	12,660	506,527
Village Super Market, Inc. "A"	1,627	46,288
Weis Markets, Inc. (a)	2,835	113,230
Winn-Dixie Stores, Inc.* (a)	14,144	132,671
		3,340,450
Food Products 1.4%
Alico, Inc. (a)	948	18,363
B&G Foods, Inc.	12,597	303,210
Cal-Maine Foods, Inc. (a)	3,751	137,174
Calavo Growers, Inc. (a)	3,141	80,661
Chiquita Brands International, Inc.*	11,975	99,872
Darling International, Inc.* (a)	30,701	408,016
Diamond Foods, Inc. (a)	5,779	186,488
Dole Food Co., Inc.* (a)	9,197	79,554
Farmer Brothers Co. (a)	1,596	12,193
Fresh Del Monte Produce, Inc.	9,539	238,570
	Shares	Value ($)

Griffin Land & Nurseries, Inc.	617	16,326
Hain Celestial Group, Inc.*	9,334	342,184
Imperial Sugar Co. (a)	3,462	12,359
J & J Snack Foods Corp. (a)	3,766	200,653
Lancaster Colony Corp. (a)	4,891	339,142
Lifeway Foods, Inc.* (a)	1,481	14,277
Limoneira Co. (a)	2,264	38,284
Omega Protein Corp.*	5,139	36,641
Pilgrim's Pride Corp.* (a)	13,749	79,194
Sanderson Farms, Inc. (a)	5,797	290,604
Seneca Foods Corp. "A"* (a)	2,383	61,529
Smart Balance, Inc.*	15,685	84,072
Snyders-Lance, Inc. (a)	11,859	266,828
Tootsie Roll Industries, Inc. (a)	6,213	147,062
TreeHouse Foods, Inc.*	9,298	607,903
		4,101,159
Household Products 0.1%
Central Garden & Pet Co. "A"* (a)	10,506	87,410
Harbinger Group, Inc.*	2,645	10,606
Oil-Dri Corp. of America (a)	1,278	25,867
Spectrum Brands Holdings, Inc.* (a)	4,274	117,107
WD-40 Co. (a)	4,170	168,510
		409,500
Personal Products 0.5%
Elizabeth Arden, Inc.* (a)	6,467	239,538
Female Health Co. (a)	4,952	22,334
Inter Parfums, Inc. (a)	4,266	66,379
Medifast, Inc.* (a)	3,817	52,369
Nature's Sunshine Products, Inc.* (a)	2,941	45,644
Nu Skin Enterprises, Inc. "A"	14,350	696,979
Nutraceutical International Corp.*	2,493	28,221
Prestige Brands Holdings, Inc.* (a)	13,150	148,200
Revlon, Inc. "A"* (a)	2,941	43,733
Schiff Nutrition International, Inc.* (a)	3,390	36,273
Synutra International, Inc.* (a)	4,980	25,199
USANA Health Sciences, Inc.* (a)	1,775	53,907
		1,458,776
Tobacco 0.2%
Alliance One International, Inc.* (a)	22,286	60,618
Star Scientific, Inc.* (a)	28,481	62,089
Universal Corp. (a)	6,027	277,001
Vector Group Ltd. (a)	12,565	223,154
		622,862
Energy 6.5%
Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	6,213	122,396
Bristow Group, Inc.	9,489	449,684
C&J Energy Services, Inc.* (a)	3,170	66,348
Cal Dive International, Inc.* (a)	25,460	57,285
Complete Production Services, Inc.*	20,668	693,618
Dawson Geophysical Co.*	2,084	82,381
Dril-Quip, Inc.* (a)	8,992	591,853
Exterran Holdings, Inc.* (a)	16,638	151,406
Geokinetics, Inc.* (a)	2,625	5,644
Global Geophysical Services, Inc.*	4,804	32,283
Gulf Island Fabrication, Inc.	3,835	112,020
GulfMark Offshore, Inc. "A"*	6,212	260,966
Helix Energy Solutions Group, Inc.* (a)	27,748	438,418
	Shares	Value ($)

Hercules Offshore, Inc.*	30,600	135,864
Hornbeck Offshore Services, Inc.* (a)	7,788	241,584
ION Geophysical Corp.* (a)	34,272	210,087
Key Energy Services, Inc.*	32,680	505,560
Lufkin Industries, Inc. (a)	7,972	536,595
Matrix Service Co.* (a)	7,104	67,062
Mitcham Industries, Inc.*	3,094	67,573
Natural Gas Services Group*	3,396	49,106
Newpark Resources, Inc.* (a)	23,372	222,034
OYO Geospace Corp.*	1,125	86,996
Parker Drilling Co.*	30,412	218,054
PHI, Inc. (Non Voting)*	3,355	83,372
Pioneer Drilling Co.* (a)	15,950	154,396
RigNet, Inc.*	1,395	23,352
Tesco Corp.*	7,746	97,909
TETRA Technologies, Inc.*	20,128	187,996
Union Drilling, Inc.*	3,732	23,288
Vantage Drilling Co.* (a)	46,355	53,772
Willbros Group, Inc.* (a)	10,522	38,616
		6,067,518
Oil, Gas & Consumable Fuels 4.5%
Abraxas Petroleum Corp.* (a)	21,828	72,032
Alon USA Energy, Inc. (a)	2,987	26,017
Amyris, Inc.* (a)	4,647	53,626
Apco Oil & Gas International, Inc. (a)	2,380	194,494
Approach Resources, Inc.* (a)	6,536	192,224
ATP Oil & Gas Corp.* (a)	11,968	88,084
Berry Petroleum Co. "A" (a)	13,490	566,850
Bill Barrett Corp.* (a)	12,338	420,356
BPZ Resources, Inc.* (a)	27,518	78,151
Callon Petroleum Co.*	10,105	50,222
CAMAC Energy, Inc.* (a)	13,139	13,270
Carrizo Oil & Gas, Inc.* (a)	10,204	268,875
Cheniere Energy, Inc.* (a)	21,581	187,539
Clayton Williams Energy, Inc.* (a)	1,529	116,021
Clean Energy Fuels Corp.* (a)	13,177	164,185
Cloud Peak Energy, Inc.*	15,948	308,115
Comstock Resources, Inc.* (a)	12,439	190,317
Contango Oil & Gas Co.* (a)	3,234	188,154
Crimson Exploration, Inc.*	5,588	15,982
Crosstex Energy, Inc.	10,529	133,087
CVR Energy, Inc.*	23,001	430,809
Delek U.S. Holdings, Inc.	3,761	42,913
DHT Holdings, Inc. (a)	16,723	12,375
Endeavour International Corp.* (a)	9,754	84,762
Energy Partners Ltd.*	7,387	107,850
Energy XXI (Bermuda) Ltd.*	19,711	628,387
Evolution Petroleum Corp.* (a)	3,988	32,103
Frontline Ltd. (a)	13,711	58,820
FX Energy, Inc.* (a)	13,647	65,506
Gastar Exploration Ltd.*	14,946	47,528
GeoResources, Inc.* (a)	5,240	153,584
Gevo, Inc.* (a)	1,541	9,693
GMX Resources, Inc.* (a)	15,860	19,825
Golar LNG Ltd. (a)	10,470	465,391
Goodrich Petroleum Corp.* (a)	6,925	95,080
Green Plains Renewable Energy, Inc.* (a)	4,304	42,007
Gulfport Energy Corp.*	11,470	337,792
Hallador Energy Co. (a)	983	9,761
Harvest Natural Resources, Inc.* (a)	8,927	65,881
	Shares	Value ($)

Houston American Energy Corp.* (a)	4,390	53,514
Hyperdynamics Corp.* (a)	40,360	98,882
Isramco, Inc.*	272	24,360
James River Coal Co.* (a)	9,427	65,235
KiOR, Inc.* (a)	2,872	29,237
Knightsbridge Tankers Ltd. (a)	5,847	79,928
Kodiak Oil & Gas Corp.* (a)	66,322	630,059
L&L Energy, Inc.* (a)	5,784	14,981
Magnum Hunter Resources Corp.* (a)	29,433	158,644
McMoRan Exploration Co.* (a)	25,734	374,430
Miller Energy Resources, Inc.* (a)	8,307	23,177
Nordic American Tanker Shipping Ltd. (a)	12,182	146,062
Northern Oil & Gas, Inc.* (a)	16,546	396,773
Oasis Petroleum, Inc.* (a)	15,577	453,135
Overseas Shipholding Group, Inc. (a)	7,107	77,680
Panhandle Oil & Gas, Inc. (a)	1,844	60,502
Patriot Coal Corp.*	23,936	202,738
Penn Virginia Corp. (a)	12,253	64,818
Petroleum Development Corp.* (a)	6,143	215,681
PetroQuest Energy, Inc.* (a)	14,506	95,740
Rentech, Inc.* (a)	59,802	78,341
Resolute Energy Corp.* (a)	12,000	129,600
REX American Resources Corp.*	1,571	34,735
Rex Energy Corp.* (a)	9,285	137,047
Rosetta Resources, Inc.* (a)	13,864	603,084
Scorpio Tankers, Inc.* (a)	6,716	32,841
SemGroup Corp. "A"*	10,856	282,907
Ship Finance International Ltd. (a)	11,618	108,512
Solazyme, Inc.* (a)	2,872	34,177
Stone Energy Corp.*	12,852	339,036
Swift Energy Co.* (a)	11,093	329,684
Syntroleum Corp.* (a)	18,293	17,561
Targa Resources Corp.	4,302	175,048
Teekay Tankers Ltd. "A" (a)	11,032	38,833
Triangle Petroleum Corp.* (a)	11,109	66,321
Ur-Energy, Inc.* (a)	26,820	23,038
Uranerz Energy Corp.* (a)	16,739	30,465
Uranium Energy Corp.* (a)	18,896	57,822
Uranium Resources, Inc.* (a)	24,024	17,441
USEC, Inc.* (a)	31,294	35,675
VAALCO Energy, Inc.*	13,036	78,737
Venoco, Inc.*	7,676	51,967
Voyager Oil & Gas, Inc.* (a)	12,342	31,719
W&T Offshore, Inc. (a)	9,059	192,141
Warren Resources, Inc.*	19,323	62,993
Western Refining, Inc.* (a)	13,807	183,495
Westmoreland Coal Co.* (a)	2,516	32,079
World Fuel Services Corp. (a)	18,522	777,554
Zion Oil & Gas, Inc.* (a)	6,769	14,959
		13,301,056
Financials 21.5%
Capital Markets 1.9%
Apollo Investment Corp. (a)	51,469	331,460
Arlington Asset Investment Corp. "A" (a)	1,409	30,054
Artio Global Investors, Inc. "A" (a)	8,152	39,782
BGC Partners, Inc. "A" (a)	20,278	120,451
BlackRock Kelso Capital Corp. (a)	18,938	154,534
	Shares	Value ($)

Calamos Asset Management, Inc. "A" (a)	5,040	63,050
Capital Southwest Corp. (a)	783	63,854
CIFC Corp.* (a)	2,899	15,655
Cohen & Steers, Inc. (a)	4,746	137,159
Cowen Group, Inc. "A"* (a)	17,754	45,983
Diamond Hill Investment Group (a)	700	51,786
Duff & Phelps Corp. "A" (a)	7,934	115,043
Edelman Financial Group, Inc. (a)	5,355	35,182
Epoch Holding Corp. (a)	3,829	85,119
Evercore Partners, Inc. "A"	5,507	146,596
FBR & Co.* (a)	9,676	19,836
Fidus Investment Corp. (a)	1,130	14,656
Fifth Street Finance Corp. (a)	18,186	174,040
Financial Engines, Inc.* (a)	9,580	213,921
FXCM, Inc. "A" (a)	4,580	44,655
GAMCO Investors, Inc. "A" (a)	1,843	80,152
GFI Group, Inc. (a)	18,300	75,396
Gladstone Capital Corp. (a)	5,787	44,155
Gladstone Investment Corp. (a)	5,926	43,082
Gleacher & Co., Inc.* (a)	21,525	36,162
Golub Capital BDC LLC (a)	2,547	39,479
Harris & Harris Group, Inc.* (a)	8,500	29,410
Hercules Technology Growth Capital, Inc.	11,391	107,531
HFF, Inc. "A"*	7,703	79,572
ICG Group, Inc.*	9,722	75,054
INTL FCStone, Inc.* (a)	3,389	79,879
Investment Technology Group, Inc.*	10,939	118,251
JMP Group, Inc.	3,200	22,880
KBW, Inc. (a)	8,341	126,616
Knight Capital Group, Inc. "A"* (a)	26,312	311,008
Kohlberg Capital Corp. (a)	4,886	30,831
Ladenburg Thalmann Financial Services, Inc.* (a)	29,227	72,483
Main Street Capital Corp. (a)	5,762	122,385
Manning & Napier, Inc.* (a)	3,265	40,780
MCG Capital Corp. (a)	19,931	79,525
Medallion Financial Corp. (a)	3,866	43,995
Medley Capital Corp.	3,020	31,408
MVC Capital, Inc. (a)	5,822	67,477
New Mountain Finance Corp. (a)	1,846	24,755
NGP Capital Resources Co. (a)	5,775	41,522
Oppenheimer Holdings, Inc. "A" (a)	2,665	42,906
PennantPark Investment Corp. (a)	12,083	121,917
Piper Jaffray Companies, Inc.* (a)	4,191	84,658
Prospect Capital Corp. (a)	27,666	257,017
Pzena Investment Management, Inc. "A"	2,325	10,067
Safeguard Scientifics, Inc.*	5,644	89,119
Solar Capital Ltd. (a)	9,653	213,235
Solar Senior Capital Ltd. (a)	2,175	34,256
Stifel Financial Corp.* (a)	14,095	451,745
SWS Group, Inc.	7,909	54,335
THL Credit, Inc. (a)	2,474	30,208
TICC Capital Corp. (a)	8,742	75,618
Triangle Capital Corp. (a)	5,707	109,118
Virtus Investment Partners, Inc.* (a)	1,446	109,910
Walter Investment Management Corp.	6,755	138,545
Westwood Holdings Group, Inc.	1,573	57,493
		5,606,751
	Shares	Value ($)

Commercial Banks 6.1%
1st Source Corp.	3,964	100,408
1st United Bancorp., Inc.* (a)	6,952	38,584
Alliance Financial Corp. (a)	1,287	39,743
Ameris Bancorp.*	5,593	57,496
Ames National Corp. (a)	2,109	41,126
Arrow Financial Corp. (a)	2,735	64,108
BancFirst Corp. (a)	1,825	68,511
Banco Latinoamericano de Comercio Exterior SA "E"	7,295	117,085
Bancorp. Rhode Island, Inc. (a)	1,041	41,328
BancorpSouth, Inc. (a)	21,804	240,280
Bank of Kentucky Financial Corp. (a)	1,366	27,388
Bank of Marin Bancorp. (a)	1,461	54,919
Bank of the Ozarks, Inc. (a)	7,280	215,706
Banner Corp. (a)	4,286	73,505
BBCN Bancorp., Inc.*	18,654	176,280
Boston Private Financial Holdings, Inc.	20,013	158,903
Bridge Bancorp., Inc. (a)	1,549	30,825
Bridge Capital Holdings* (a)	2,158	22,443
Bryn Mawr Bank Corp. (a)	2,771	54,007
Camden National Corp.	2,116	68,982
Capital Bank Corp.* (a)	5,764	11,586
Capital City Bank Group, Inc. (a)	3,126	29,853
Cardinal Financial Corp.	7,879	84,620
Cascade Bancorp.* (a)	1,700	7,446
Cathay General Bancorp. (a)	20,609	307,692
Center Bancorp., Inc. (a)	2,748	26,848
Centerstate Banks, Inc.	7,374	48,816
Central Pacific Financial Corp.* (a)	3,632	46,925
Century Bancorp., Inc. "A"	1,033	29,172
Chemical Financial Corp. (a)	7,225	154,037
Citizens & Northern Corp. (a)	3,007	55,539
City Holding Co. (a)	4,027	136,475
CNB Financial Corp. (a)	3,400	53,652
CoBiz Financial, Inc. (a)	9,034	52,126
Columbia Banking System, Inc.	10,227	197,074
Community Bank System, Inc. (a)	9,682	269,160
Community Trust Bancorp., Inc. (a)	3,575	105,177
CVB Financial Corp. (a)	23,504	235,745
Eagle Bancorp., Inc.* (a)	4,329	62,944
Encore Bancshares, Inc.* (a)	2,230	30,150
Enterprise Bancorp., Inc. (a)	1,370	19,591
Enterprise Financial Services Corp. (a)	4,175	61,790
Financial Institutions, Inc.	3,650	58,911
First BanCorp. — North Carolina (a)	4,128	46,027
First Bancorp., Inc. (a)	1,999	30,725
First Busey Corp. (a)	20,315	101,575
First Commonwealth Financial Corp. (a)	27,969	147,117
First Community Bancshares, Inc.	4,380	54,662
First Connecticut Bancorp, Inc. (a)	4,755	61,863
First Financial Bancorp.	15,155	252,179
First Financial Bankshares, Inc. (a)	8,265	276,299
First Financial Corp. — Indiana (a)	2,900	96,512
First Interstate BancSystem, Inc. "A" (a)	4,171	54,348
First Merchants Corp. (a)	6,928	58,680
First Midwest Bancorp., Inc. (a)	19,236	194,861
First of Long Island Corp.	2,064	54,324
FirstMerit Corp. (a)	28,638	433,293
	Shares	Value ($)

FNB Corp. (a)	33,353	377,222
German American Bancorp., Inc. (a)	3,215	58,481
Glacier Bancorp., Inc. (a)	18,839	226,633
Great Southern Bancorp., Inc. (a)	2,688	63,410
Hampton Roads Bankshares, Inc.* (a)	2,486	6,812
Hancock Holding Co. (a)	20,006	639,592
Hanmi Financial Corp.* (a)	6,101	45,147
Heartland Financial USA, Inc. (a)	3,621	55,546
Heritage Commerce Corp.* (a)	4,833	22,908
Heritage Financial Corp.	3,947	49,574
Home Bancshares, Inc.	5,843	151,392
Hudson Valley Holding Corp. (a)	3,983	84,519
IBERIABANK Corp. (a)	7,742	381,681
Independent Bank Corp. (a)	5,548	151,405
International Bancshares Corp.	13,854	254,013
Investors Bancorp., Inc.* (a)	12,086	162,919
Lakeland Bancorp., Inc. (a)	5,834	50,289
Lakeland Financial Corp.	4,216	109,068
MainSource Financial Group, Inc. (a)	5,170	45,651
MB Financial, Inc. (a)	14,213	243,042
Merchants Bancshares, Inc. (a)	1,110	32,412
Metro Bancorp., Inc.*	3,770	31,593
MidSouth Bancorp., Inc. (a)	2,182	28,388
National Bankshares, Inc. (a)	1,801	50,284
National Penn Bancshares, Inc.	32,434	273,743
NBT Bancorp., Inc. (a)	8,960	198,285
Old National Bancorp. (a)	24,867	289,701
OmniAmerican Bancorp., Inc.* (a)	3,324	52,187
Oriental Financial Group, Inc.	11,834	143,310
Orrstown Financial Services, Inc. (a)	1,658	13,679
Pacific Capital Bancorp.* (a)	1,023	28,890
Pacific Continental Corp. (a)	5,134	45,436
PacWest Bancorp. (a)	7,939	150,444
Park National Corp. (a)	3,368	219,122
Park Sterling Corp.*	7,306	29,808
Penns Woods Bancorp., Inc. (a)	938	36,376
Peoples Bancorp., Inc. (a)	2,888	42,771
Pinnacle Financial Partners, Inc.* (a)	9,119	147,272
PrivateBancorp., Inc.	15,521	170,421
Prosperity Bancshares, Inc.	12,295	496,103
Renasant Corp. (a)	6,723	100,845
Republic Bancorp., Inc. "A" (a)	2,649	60,662
S&T Bancorp., Inc. (a)	7,430	145,257
S.Y. Bancorp., Inc. (a)	3,280	67,338
Sandy Spring Bancorp., Inc. (a)	6,400	112,320
SCBT Financial Corp. (a)	3,587	104,059
Seacoast Banking Corp. of Florida* (a)	18,143	27,577
Sierra Bancorp. (a)	3,235	28,468
Signature Bank*	12,082	724,799
Simmons First National Corp. "A"	4,606	125,237
Southside Bancshares, Inc. (a)	4,280	92,705
Southwest Bancorp., Inc.*	5,458	32,530
State Bancorp., Inc. (a)	3,955	48,251
State Bank Financial Corp.* (a)	8,376	126,561
StellarOne Corp.	6,044	68,781
Sterling Bancorp. (a)	8,060	69,638
Sterling Financial Corp.* (a)	6,883	114,946
Suffolk Bancorp.* (a)	2,554	27,558
Sun Bancorp., Inc.*	9,303	22,513
	Shares	Value ($)

Susquehanna Bancshares, Inc. (a)	41,012	343,681
SVB Financial Group* (a)	11,251	536,560
Taylor Capital Group, Inc.* (a)	2,671	25,962
Texas Capital Bancshares, Inc.* (a)	9,780	299,366
The Bancorp., Inc.*	7,713	55,765
Tompkins Financial Corp. (a)	2,172	83,644
Tower Bancorp., Inc. (a)	2,745	78,342
TowneBank	6,517	79,768
TriCo Bancshares (a)	3,873	55,074
Trustmark Corp. (a)	16,776	407,489
UMB Financial Corp. (a)	8,387	312,416
Umpqua Holdings Corp. (a)	30,040	372,196
Union First Market Bankshares Corp.	5,314	70,623
United Bankshares, Inc. (a)	13,155	371,892
United Community Banks, Inc.* (a)	11,087	77,498
Univest Corp. of Pennsylvania	4,332	63,420
Virginia Commerce Bancorp., Inc.* (a)	5,560	42,979
Washington Banking Co. (a)	3,954	47,092
Washington Trust Bancorp., Inc. (a)	3,900	93,054
Webster Financial Corp. (a)	18,903	385,432
WesBanco, Inc.	6,130	119,351
West Bancorp. (a)	4,052	38,818
West Coast Bancorp.* (a)	5,214	81,338
Westamerica Bancorp. (a)	7,578	332,674
Western Alliance Bancorp.*	18,627	116,046
Wilshire Bancorp., Inc.* (a)	16,309	59,202
Wintrust Financial Corp. (a)	9,154	256,770
		18,205,447
Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc. (a)	14,750	132,012
Cash America International, Inc.	7,690	358,585
Credit Acceptance Corp.* (a)	1,757	144,566
DFC Global Corp.*	11,343	204,855
EZCORP, Inc. "A"*	12,251	323,059
First Cash Financial Services, Inc.*	8,187	287,282
Imperial Holdings, Inc.* (a)	4,446	8,358
Nelnet, Inc. "A"	6,726	164,585
Netspend Holdings, Inc.*	7,511	60,914
Nicholas Financial, Inc. (a)	2,270	29,101
The First Marblehead Corp.* (a)	15,439	18,064
World Acceptance Corp.* (a)	3,930	288,855
		2,020,236
Diversified Financial Services 0.3%
California First National Bancorp. (a)	432	6,947
Compass Diversified Holdings (a)	10,712	132,722
Gain Capital Holdings, Inc. (a)	1,943	13,018
MarketAxess Holdings, Inc.	7,613	229,227
Marlin Business Services Corp.	2,370	30,099
NewStar Financial, Inc.* (a)	7,313	74,373
PHH Corp.* (a)	14,716	157,461
PICO Holdings, Inc.* (a)	5,805	119,467
		763,314
Insurance 2.7%
Alterra Capital Holdings Ltd. (a)	23,750	561,212
American Equity Investment Life Holding Co. (a)	15,761	163,914
American Safety Insurance Holdings Ltd.*	2,900	63,075
AMERISAFE, Inc.*	4,841	112,553
AmTrust Financial Services, Inc.	6,372	151,335
	Shares	Value ($)

Argo Group International Holdings Ltd.	7,141	206,803
Baldwin & Lyons, Inc. (a)	2,192	47,786
Citizens, Inc.* (a)	10,066	97,540
CNO Financial Group, Inc.* (a)	58,036	366,207
Crawford & Co. "B" (a)	7,300	44,968
Delphi Financial Group, Inc. "A"	12,635	559,730
Donegal Group, Inc. "A"	2,074	29,368
eHealth, Inc.* (a)	4,867	71,545
EMC Insurance Group, Inc. (a)	1,245	25,610
Employers Holdings, Inc.	8,716	157,672
Enstar Group Ltd.*	1,781	174,894
FBL Financial Group, Inc. "A" (a)	3,363	114,409
First American Financial Corp.	27,542	348,957
Flagstone Reinsurance Holdings SA (a)	13,694	113,523
Fortegra Financial Corp.*	1,513	10,107
Global Indemnity PLC*	3,554	70,476
Greenlight Capital Re Ltd. "A"* (a)	7,329	173,477
Hallmark Financial Services, Inc.*	2,863	20,012
Harleysville Group, Inc.	3,248	183,739
Hilltop Holdings, Inc.*	10,486	88,607
Horace Mann Educators Corp.	10,579	145,038
Independence Holding Co. (a)	1,918	15,593
Infinity Property & Casualty Corp.	3,247	184,235
Kansas City Life Insurance Co. (a)	1,074	35,249
Maiden Holdings Ltd.	13,227	115,869
Meadowbrook Insurance Group, Inc. (a)	14,063	150,193
Montpelier Re Holdings Ltd.	16,317	289,627
National Financial Partners Corp.* (a)	10,328	139,635
National Interstate Corp.	1,857	45,812
National Western Life Insurance Co. "A"	577	78,564
Navigators Group, Inc.*	2,995	142,802
OneBeacon Insurance Group Ltd. "A"	5,801	89,277
Phoenix Companies, Inc.* (a)	31,041	52,149
Platinum Underwriters Holdings Ltd.	9,761	332,948
Presidential Life Corp.	5,610	56,044
Primerica, Inc.	8,861	205,930
ProAssurance Corp.	8,008	639,199
RLI Corp. (a)	4,788	348,854
Safety Insurance Group, Inc.	3,270	132,370
Seabright Holdings, Inc.	5,256	40,208
Selective Insurance Group, Inc. (a)	14,145	250,791
State Auto Financial Corp. (a)	3,829	52,036
Stewart Information Services Corp. (a)	4,645	53,650
Symetra Financial Corp.	17,607	159,695
Tower Group, Inc. (a)	9,766	196,980
United Fire & Casualty Co. (a)	5,635	113,714
Universal Insurance Holdings, Inc. (a)	4,094	14,657
		8,038,638
Real Estate Investment Trusts 8.5%
Acadia Realty Trust (REIT)	11,114	223,836
AG Mortgage Investment Trust, Inc. (REIT) (a)	1,675	33,718
Agree Realty Corp. (REIT) (a)	2,410	58,756
Alexander's, Inc. (REIT)	535	197,966
American Assets Trust, Inc. (REIT)	8,465	173,617
	Shares	Value ($)

American Campus Communities, Inc. (REIT)	17,810	747,308
American Capital Mortgage Investment Corp. (REIT)	2,127	40,030
Anworth Mortgage Asset Corp. (REIT) (a)	34,653	217,621
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	5,649	74,171
ARMOUR Residential REIT, Inc. (REIT) (a)	23,016	162,263
Ashford Hospitality Trust (REIT)	13,728	109,824
Associated Estates Realty Corp. (REIT) (a)	10,900	173,855
BioMed Realty Trust, Inc. (REIT)	39,421	712,732
Campus Crest Communities, Inc. (REIT) (a)	7,894	79,414
CapLease, Inc. (REIT)	17,895	72,296
Capstead Mortgage Corp. (REIT) (a)	22,096	274,874
CBL & Associates Properties, Inc. (REIT) (a)	38,897	610,683
Cedar Shopping Centers, Inc. (REIT)	15,179	65,421
Chatham Lodging Trust (REIT)	3,672	39,584
Chesapeake Lodging Trust (REIT) (a)	8,430	130,328
Cogdell Spencer, Inc. (REIT)	11,972	50,881
Colonial Properties Trust (REIT)	21,870	456,208
Colony Financial, Inc. (REIT)	8,763	137,667
Coresite Realty Corp. (REIT)	5,351	95,355
Cousins Properties, Inc. (REIT) (a)	23,628	151,455
CreXus Investment Corp. (REIT) (a)	14,905	154,714
CubeSmart (REIT)	32,017	340,661
CYS Investments, Inc. (REIT) (a)	21,687	284,967
DCT Industrial Trust, Inc. (REIT) (a)	64,440	329,933
DiamondRock Hospitality Co. (REIT)	43,879	422,994
DuPont Fabros Technology, Inc. (REIT) (a)	15,433	373,787
Dynex Capital, Inc. (REIT) (a)	10,603	96,805
EastGroup Properties, Inc. (REIT)	7,096	308,534
Education Realty Trust, Inc. (REIT)	23,097	236,282
Entertainment Properties Trust (REIT) (a)	12,220	534,136
Equity Lifestyle Properties, Inc. (REIT)	8,062	537,655
Equity One, Inc. (REIT) (a)	14,032	238,263
Excel Trust, Inc. (REIT) (a)	8,248	98,976
Extra Space Storage, Inc. (REIT)	24,616	596,446
FelCor Lodging Trust, Inc. (REIT)*	33,050	100,803
First Industrial Realty Trust, Inc. (REIT)*	22,535	230,533
First Potomac Realty Trust (REIT)	13,076	170,642
Franklin Street Properties Corp. (REIT) (a)	18,378	182,861
Getty Realty Corp. (REIT)	6,872	95,864
Gladstone Commercial Corp. (REIT) (a)	2,983	52,352
Glimcher Realty Trust (REIT)	26,637	245,060
Government Properties Income Trust (REIT)	9,195	207,347
Hatteras Financial Corp. (REIT) (a)	19,219	506,805
Healthcare Realty Trust, Inc. (REIT) (a)	20,418	379,571
Hersha Hospitality Trust (REIT)	36,334	177,310
Highwoods Properties, Inc. (REIT) (a)	18,905	560,911
Home Properties, Inc. (REIT) (a)	12,589	724,749
	Shares	Value ($)

Hudson Pacific Properties, Inc. (REIT) (a)	5,779	81,831
Inland Real Estate Corp. (REIT)	20,513	156,104
Invesco Mortgage Capital (REIT)	30,218	424,563
Investors Real Estate Trust (REIT) (a)	21,185	154,545
iStar Financial, Inc. (REIT)* (a)	20,490	108,392
Kilroy Realty Corp. (REIT) (a)	15,331	583,651
Kite Realty Group Trust (REIT)	14,993	67,618
LaSalle Hotel Properties (REIT) (a)	22,283	539,471
Lexington Realty Trust (REIT) (a)	31,488	235,845
LTC Properties, Inc. (REIT) (a)	7,969	245,923
Medical Properties Trust, Inc. (REIT) (a)	29,357	289,754
MFA Financial, Inc. (REIT)	91,535	615,115
Mid-America Apartment Communities, Inc. (REIT)	9,618	601,606
Mission West Properties, Inc. (REIT)	4,927	44,442
Monmouth Real Estate Investment Corp. "A" (REIT)	9,643	88,233
MPG Office Trust, Inc. (REIT)* (a)	13,374	26,614
National Health Investors, Inc. (REIT)	6,361	279,757
National Retail Properties, Inc. (REIT) (a)	26,908	709,833
Newcastle Investment Corp. (REIT)	27,973	130,074
NorthStar Realty Finance Corp. (REIT) (a)	25,495	121,611
OMEGA Healthcare Investors, Inc. (REIT)	25,971	502,539
One Liberty Properties, Inc. (REIT) (a)	2,826	46,629
Parkway Properties, Inc. (REIT)	6,013	59,288
Pebblebrook Hotel Trust (REIT)	13,279	254,691
Pennsylvania Real Estate Investment Trust (REIT)	14,432	150,670
Pennymac Mortgage Investment Trust (REIT) (a)	7,195	119,581
Post Properties, Inc. (REIT)	13,048	570,459
Potlatch Corp. (REIT)	10,516	327,153
PS Business Parks, Inc. (REIT)	4,851	268,891
RAIT Financial Trust (REIT) (a)	10,088	47,918
Ramco-Gershenson Properties Trust (REIT)	10,023	98,526
Redwood Trust, Inc. (REIT) (a)	20,522	208,914
Resource Capital Corp. (REIT) (a)	20,711	116,189
Retail Opportunity Investments Corp. (REIT) (a)	12,722	150,628
RLJ Lodging Trust (REIT) (a)	7,367	123,987
Sabra Health Care REIT, Inc. (REIT)	9,832	118,869
Saul Centers, Inc. (REIT)	1,933	68,467
Sovran Self Storage, Inc. (REIT)	7,253	309,486
STAG Industrial, Inc. (REIT) (a)	3,937	45,157
Starwood Property Trust, Inc. (REIT)	23,910	442,574
Strategic Hotels & Resorts, Inc. (REIT)*	45,646	245,119
Summit Hotel Properties, Inc. (REIT)	7,070	66,741
Sun Communities, Inc. (REIT) (a)	5,616	205,152
Sunstone Hotel Investors, Inc. (REIT)* (a)	30,820	251,183
Tanger Factory Outlet Centers, Inc. (REIT) (a)	22,527	660,492
Terreno Realty Corp. (REIT) (a)	2,555	38,683
	Shares	Value ($)

Two Harbors Investment Corp. (REIT)	36,913	341,076
UMH Properties, Inc. (REIT)	3,673	34,196
Universal Health Realty Income Trust (REIT) (a)	3,136	122,304
Urstadt Biddle Properties "A" (REIT)	6,217	112,403
Washington Real Estate Investment Trust (REIT) (a)	17,275	472,471
Whitestone REIT "B" (REIT) (a)	1,809	21,527
Winthrop Realty Trust (REIT) (a)	7,753	78,848
		25,464,617
Real Estate Management & Development 0.1%
Avatar Holdings, Inc.* (a)	2,200	15,796
Consolidated-Tomoka Land Co. (a)	1,100	29,777
Forestar Group, Inc.*	9,286	140,497
Kennedy-Wilson Holdings, Inc. (a)	7,181	75,975
Tejon Ranch Co.*	3,775	92,412
		354,457
Thrifts & Mortgage Finance 1.2%
Apollo Residential Mortgage, Inc.	2,628	40,103
Astoria Financial Corp. (a)	22,628	192,112
Bank Mutual Corp. (a)	12,588	40,030
BankFinancial Corp. (a)	5,273	29,107
Beneficial Mutual Bancorp., Inc.*	8,355	69,848
Berkshire Hills Bancorp., Inc. (a)	5,239	116,253
BofI Holding, Inc.* (a)	2,273	36,936
Brookline Bancorp., Inc.	15,533	131,099
Cape Bancorp., Inc.* (a)	2,636	20,693
Chartar Financial Corp. (a)	2,039	18,881
Clifton Savings Bancorp., Inc. (a)	2,359	21,892
Dime Community Bancshares	8,126	102,388
Doral Financial Corp.* (a)	32,447	31,019
ESB Financial Corp. (a)	3,014	42,407
ESSA Bancorp., Inc. (a)	2,756	28,855
Federal Agricultural Mortgage Corp. "C" (a)	2,672	48,149
First Defiance Financial Corp.	2,223	32,434
First Financial Holdings, Inc.	4,361	38,944
First PacTrust Bancorp, Inc. (a)	2,886	29,581
Flagstar Bancorp., Inc.*	49,355	24,924
Flushing Financial Corp.	8,390	105,966
Fox Chase Bancorp. (a)	3,633	45,885
Franklin Financial Corp.* (a)	3,391	40,149
Home Federal Bancorp., Inc. (a)	4,624	48,090
Kearny Financial Corp. (a)	3,661	34,779
Meridian Interstate Bancorp., Inc.* (a)	2,448	30,478
MGIC Investment Corp.* (a)	50,010	186,537
Northfield Bancorp., Inc. (a)	4,451	63,026
Northwest Bancshares, Inc.	25,008	311,100
OceanFirst Financial Corp.	3,998	52,254
Ocwen Financial Corp.* (a)	25,033	362,478
Oritani Financial Corp.	11,713	149,575
Provident Financial Services, Inc. (a)	15,714	210,410
Provident New York Bancorp. (a)	9,969	66,194
Radian Group, Inc. (a)	34,092	79,775
Rockville Financial, Inc. (a)	7,797	80,777
Roma Financial Corp. (a)	2,001	19,690
Territorial Bancorp., Inc. (a)	2,875	56,781
TrustCo Bank Corp. (a)	23,486	131,756
United Financial Bancorp., Inc. (a)	4,217	67,852
ViewPoint Financial Group	9,002	117,116
	Shares	Value ($)

Walker & Dunlop, Inc.*	2,987	37,517
Westfield Financial, Inc. (a)	7,834	57,658
WSFS Financial Corp.	1,633	58,723
		3,510,221
Health Care 12.3%
Biotechnology 3.7%
Achillion Pharmaceuticals, Inc.*	11,686	89,047
Acorda Therapeutics, Inc.* (a)	10,363	247,054
Aegerion Pharmaceuticals, Inc.* (a)	2,593	43,407
Affymax, Inc.* (a)	9,338	61,724
Alkermes PLC* (a)	25,043	434,746
Allos Therapeutics, Inc.*	21,791	30,943
Alnylam Pharmaceuticals, Inc.* (a)	10,094	82,266
AMAG Pharmaceuticals, Inc.* (a)	5,672	107,258
Amicus Therapeutics, Inc.* (a)	4,392	15,108
Anacor Pharmaceuticals, Inc.* (a)	2,996	18,575
Anthera Pharmaceuticals, Inc.* (a)	4,609	28,299
Ardea Biosciences, Inc.*	4,478	75,275
Arena Pharmaceuticals, Inc.* (a)	37,960	70,985
ARIAD Pharmaceuticals, Inc.* (a)	34,721	425,332
ArQule, Inc.* (a)	14,046	79,219
Array BioPharma, Inc.*	15,880	34,301
Astex Pharmaceuticals, Inc.*	14,365	27,150
Aveo Pharmaceuticals, Inc.* (a)	8,345	143,534
AVI BioPharma, Inc.* (a)	35,201	26,225
BioCryst Pharmaceuticals, Inc.* (a)	8,247	20,370
BioMimetic Therapeutics, Inc.* (a)	4,782	13,629
BioSante Pharmaceuticals, Inc.* (a)	30,367	15,247
BioSpecifics Technologies Corp.* (a)	1,133	18,830
BioTime, Inc.* (a)	7,062	41,030
Cell Therapeutics, Inc.* (a)	52,569	60,980
Celldex Therapeutics, Inc.* (a)	11,247	29,242
Cepheid, Inc.* (a)	16,182	556,823
Chelsea Therapeutics International Ltd.*	14,131	72,492
Cleveland Biolabs, Inc.* (a)	6,116	17,492
Clovis Oncology, Inc.* (a)	2,794	39,367
Codexis, Inc.* (a)	6,422	34,037
Cubist Pharmaceuticals, Inc.* (a)	15,752	624,094
Curis, Inc.* (a)	20,390	95,425
Cytori Therapeutics, Inc.* (a)	12,595	27,709
DUSA Pharmaceuticals, Inc.* (a)	6,513	28,527
Dyax Corp.*	27,197	36,988
Dynavax Technologies Corp.* (a)	37,834	125,609
Emergent Biosolutions, Inc.*	6,398	107,742
Enzon Pharmaceuticals, Inc.* (a)	9,914	66,424
Exact Sciences Corp.* (a)	15,043	122,149
Exelixis, Inc.* (a)	33,916	160,592
Genomic Health, Inc.* (a)	4,463	113,316
Geron Corp.* (a)	34,552	51,137
GTx, Inc.* (a)	4,531	15,224
Halozyme Therapeutics, Inc.* (a)	21,706	206,424
Idenix Pharmaceuticals, Inc.* (a)	14,126	105,168
ImmunoGen, Inc.* (a)	19,979	231,357
Immunomedics, Inc.* (a)	17,735	59,058
Incyte Corp.* (a)	23,248	348,952
Infinity Pharmaceuticals, Inc.* (a)	4,819	42,600
Inhibitex, Inc.* (a)	16,768	183,442
Insmed, Inc.* (a)	6,508	19,849
InterMune, Inc.*	13,694	172,544
Ironwood Pharmaceuticals, Inc. "A"* (a)	13,399	160,386
	Shares	Value ($)

Isis Pharmaceuticals, Inc.* (a)	26,376	190,171
Keryx Biopharmaceuticals, Inc.* (a)	18,723	47,369
Lexicon Pharmaceuticals, Inc.* (a)	45,451	58,632
Ligand Pharmaceuticals, Inc. "B"* (a)	5,247	62,282
MannKind Corp.* (a)	20,303	50,757
Maxygen, Inc.* (a)	5,714	32,170
Medivation, Inc.* (a)	8,236	379,762
Metabolix, Inc.* (a)	9,014	41,014
Micromet, Inc.* (a)	22,635	162,746
Momenta Pharmaceuticals, Inc.* (a)	11,986	208,437
Nabi Biopharmaceuticals* (a)	11,823	22,227
Neurocrine Biosciences, Inc.* (a)	13,100	111,350
NewLink Genetics Corp.* (a)	1,570	11,053
Novavax, Inc.* (a)	25,493	32,121
NPS Pharmaceuticals, Inc.* (a)	22,486	148,183
Nymox Pharmaceutical Corp.* (a)	5,140	42,251
OncoGenex Pharmaceutical, Inc.* (a)	2,677	31,428
Oncothyreon, Inc.* (a)	10,834	82,122
Onyx Pharmaceuticals, Inc.* (a)	16,619	730,405
Opko Health, Inc.* (a)	28,831	141,272
Orexigen Therapeutics, Inc.* (a)	8,596	13,840
Osiris Therapeutics, Inc.* (a)	5,122	27,403
PDL BioPharma, Inc. (a)	36,591	226,864
Peregrine Pharmaceuticals, Inc.* (a)	17,300	17,819
Pharmacyclics, Inc.* (a)	12,193	180,700
PharmAthene, Inc.* (a)	9,090	11,544
Progenics Pharmaceuticals, Inc.* (a)	7,920	67,637
Raptor Pharmaceuticals Corp.* (a)	11,264	70,513
Rigel Pharmaceuticals, Inc.*	18,118	142,951
Sangamo BioSciences, Inc.* (a)	14,968	42,509
Savient Pharmaceuticals, Inc.* (a)	18,881	42,105
SciClone Pharmaceuticals, Inc.* (a)	9,064	38,885
Seattle Genetics, Inc.* (a)	25,359	423,876
SIGA Technologies, Inc.* (a)	9,355	23,575
Spectrum Pharmaceuticals, Inc.* (a)	14,565	213,086
Sunesis Pharmaceuticals, Inc.* (a)	10,050	11,758
Synta Pharmaceuticals Corp.* (a)	6,786	31,691
Targacept, Inc.*	7,283	40,566
Theravance, Inc.* (a)	18,127	400,607
Trius Therapeutics, Inc.* (a)	2,670	19,090
Vanda Pharmaceuticals, Inc.*	7,331	34,896
Vical, Inc.* (a)	19,247	84,879
Zalicus, Inc.* (a)	20,253	24,506
ZIOPHARM Oncology, Inc.* (a)	15,625	68,906
Zogenix, Inc.* (a)	3,053	6,839
		10,917,500
Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	5,983	165,550
ABIOMED, Inc.* (a)	8,236	152,119
Accuray, Inc.* (a)	17,496	74,008
Align Technology, Inc.*	16,077	381,427
Alphatec Holdings, Inc.* (a)	14,080	24,218
Analogic Corp.	3,279	187,952
AngioDynamics, Inc.*	6,455	95,599
Antares Pharma, Inc.*	22,677	49,889
ArthroCare Corp.*	7,213	228,508
AtriCure, Inc.*	3,732	41,425
Atrion Corp.	417	100,176
	Shares	Value ($)

Bacterin International Holdings, Inc.* (a)	6,493	18,570
Biolase Technology, Inc.* (a)	7,558	19,424
Cantel Medical Corp. (a)	3,443	96,163
Cardiovascular Systems, Inc.*	3,352	33,017
Cerus Corp.* (a)	12,563	35,176
Conceptus, Inc.* (a)	8,317	105,127
CONMED Corp.*	7,342	188,469
CryoLife, Inc.*	7,954	38,179
Cyberonics, Inc.* (a)	7,431	248,939
Cynosure, Inc. "A"*	2,436	28,647
Delcath Systems, Inc.* (a)	11,870	36,204
Dexcom, Inc.* (a)	17,839	166,081
Dynavox, Inc. "A"* (a)	2,601	9,468
Endologix, Inc.* (a)	12,831	147,300
Exactech, Inc.*	2,330	38,375
Greatbatch, Inc.*	6,042	133,528
Haemonetics Corp.*	6,716	411,154
Hansen Medical, Inc.* (a)	12,795	33,011
HeartWare International, Inc.* (a)	3,004	207,276
ICU Medical, Inc.* (a)	3,184	143,280
Insulet Corp.* (a)	12,237	230,423
Integra LifeSciences Holdings*	4,882	150,512
Invacare Corp. (a)	7,486	114,461
IRIS International, Inc.*	4,512	42,187
Kensey Nash Corp.*	2,205	42,314
MAKO Surgical Corp.* (a)	8,390	211,512
Masimo Corp.* (a)	13,764	257,180
Medical Action Industries, Inc.*	4,273	22,348
Meridian Bioscience, Inc.	10,216	192,469
Merit Medical Systems, Inc.*	10,520	140,758
Natus Medical, Inc.*	7,709	72,696
Neogen Corp.*	6,048	185,311
Neoprobe Corp.* (a)	23,344	61,161
NuVasive, Inc.* (a)	11,129	140,114
NxStage Medical, Inc.* (a)	11,708	208,168
OraSure Technologies, Inc.*	12,467	113,574
Orthofix International NV* (a)	4,759	167,660
Palomar Medical Technologies, Inc.* (a)	5,096	47,393
Quidel Corp.* (a)	7,476	113,112
Rockwell Medical Technologies, Inc.*	4,284	36,285
RTI Biologics, Inc.*	14,435	64,091
Solta Medical, Inc.* (a)	16,467	51,706
SonoSite, Inc.* (a)	3,580	192,819
Spectranetics Corp.*	8,299	59,919
STAAR Surgical Co.* (a)	9,642	101,145
Stereotaxis, Inc.* (a)	11,325	9,327
STERIS Corp.	15,502	462,270
SurModics, Inc.* (a)	3,941	57,775
Symmetry Medical, Inc.*	9,633	76,968
Synergetics USA, Inc.*	5,930	43,763
Synovis Life Technologies, Inc.* (a)	2,718	75,642
Tornier NV* (a)	2,752	49,536
Unilife Corp.* (a)	17,887	55,807
Uroplasty, Inc.* (a)	5,485	23,311
Vascular Solutions, Inc.*	4,436	49,373
Volcano Corp.*	13,662	325,019
West Pharmaceutical Services, Inc.	8,762	332,518
Wright Medical Group, Inc.* (a)	10,396	171,534
Young Innovations, Inc.	1,416	41,956
Zeltiq Aesthetics, Inc.* (a)	1,290	14,654
	Shares	Value ($)

Zoll Medical Corp.* (a)	5,710	360,758
		8,807,788
Health Care Providers & Services 3.0%
Accretive Health, Inc.* (a)	10,487	240,991
Air Methods Corp.*	2,995	252,928
Alliance HealthCare Services, Inc.* (a)	6,523	8,219
Almost Family, Inc.* (a)	2,247	37,255
Amedisys, Inc.* (a)	7,861	85,764
American Dental Partners, Inc.*	4,113	77,448
AMN Healthcare Services, Inc.* (a)	10,673	47,281
AmSurg Corp.*	8,115	211,315
Assisted Living Concepts, Inc. "A"	5,298	78,887
Bio-Reference Laboratories, Inc.*	6,505	105,836
BioScrip, Inc.* (a)	10,874	59,372
Capital Senior Living Corp.*	7,192	57,105
CardioNet, Inc.* (a)	6,953	16,479
Centene Corp.*	13,066	517,283
Chemed Corp.	5,045	258,354
Chindex International, Inc.* (a)	3,029	25,807
CorVel Corp.*	1,590	82,219
Cross Country Healthcare, Inc.*	7,848	43,556
Emeritus Corp.* (a)	8,034	140,675
ExamWorks Group, Inc.* (a)	7,093	67,242
Five Star Quality Care, Inc.*	12,263	36,789
Gentiva Health Services, Inc.* (a)	8,193	55,303
Hanger Orthopedic Group, Inc.*	8,627	161,239
HEALTHSOUTH Corp.* (a)	24,890	439,806
Healthspring, Inc.*	17,731	967,049
Healthways, Inc.*	9,139	62,694
HMS Holdings Corp.*	22,185	709,476
IPC The Hospitalist Co.*	4,304	196,779
Kindred Healthcare, Inc.* (a)	13,441	158,201
Landauer, Inc.	2,510	129,265
LHC Group, Inc.*	4,193	53,796
Magellan Health Services, Inc.* (a)	7,186	355,491
MedQuist Holdings, Inc.* (a)	8,174	78,634
Metropolitan Health Networks, Inc.*	11,356	84,829
Molina Healthcare, Inc.* (a)	7,315	163,344
MWI Veterinary Supply, Inc.*	3,281	217,990
National Healthcare Corp. (a)	2,716	113,800
National Research Corp.	400	15,524
Owens & Minor, Inc. (a)	16,687	463,732
PharMerica Corp.*	7,673	116,476
Providence Service Corp.*	3,580	49,261
PSS World Medical, Inc.* (a)	14,526	351,384
Radnet, Inc.*	7,934	16,899
Select Medical Holdings Corp.* (a)	11,339	96,155
Skilled Healthcare Group, Inc. "A"*	5,253	28,681
Sun Healthcare Group, Inc.*	6,638	25,755
Sunrise Senior Living, Inc.* (a)	15,357	99,513
Team Health Holdings, Inc.*	6,878	151,797
The Ensign Group, Inc.	4,238	103,831
Triple-S Management Corp. "B"*	5,100	102,102
U.S. Physical Therapy, Inc.	3,095	60,910
Universal American Corp.	8,531	108,429
Vanguard Health Systems, Inc.* (a)	8,117	82,956
WellCare Health Plans, Inc.* (a)	11,140	584,850
		8,856,756
	Shares	Value ($)

Health Care Technology 0.5%
athenahealth, Inc.* (a)	9,134	448,662
Computer Programs & Systems, Inc.	2,881	147,248
ePocrates, Inc.*	1,830	14,274
HealthStream, Inc.*	3,918	72,287
MedAssets, Inc.*	12,503	115,653
Medidata Solutions, Inc.*	5,528	120,234
Merge Healthcare, Inc.*	13,518	65,562
Omnicell, Inc.*	8,807	145,492
Quality Systems, Inc. (a)	10,143	375,189
Transcend Services, Inc.* (a)	2,329	55,267
		1,559,868
Life Sciences Tools & Services 0.3%
Affymetrix, Inc.* (a)	18,128	74,143
Albany Molecular Research, Inc.*	5,601	16,411
Cambrex Corp.*	7,409	53,197
Complete Genomics, Inc.* (a)	2,711	7,943
Enzo Biochem, Inc.* (a)	9,716	21,764
eResearchTechnology, Inc.*	13,522	63,418
Fluidigm Corp.* (a)	1,761	23,175
Furiex Pharmaceuticals, Inc.*	2,680	44,783
Harvard Bioscience, Inc.*	5,909	22,868
Luminex Corp.* (a)	9,285	197,120
MEDTOX Scientific, Inc.*	2,012	28,269
Pacific Biosciences of California, Inc.*	9,016	25,245
PAREXEL International Corp.* (a)	15,419	319,790
Sequenom, Inc.* (a)	26,382	117,400
		1,015,526
Pharmaceuticals 1.8%
Acura Pharmaceuticals, Inc.* (a)	2,300	8,027
Akorn, Inc.* (a)	14,813	164,721
Alimera Sciences, Inc.* (a)	2,841	3,551
Ampio Pharmaceuticals, Inc.* (a)	5,510	23,528
Auxilium Pharmaceuticals, Inc.* (a)	11,959	238,343
AVANIR Pharmaceuticals, Inc. "A"* (a)	32,225	66,061
Cadence Pharmaceuticals, Inc.* (a)	13,167	52,010
Columbia Laboratories, Inc.* (a)	19,217	48,043
Corcept Therapeutics, Inc.* (a)	11,505	39,347
Cornerstone Therapeutics, Inc.* (a)	2,025	11,340
DepoMed, Inc.* (a)	14,001	72,525
Durect Corp.*	22,554	26,614
Endocyte, Inc.* (a)	3,836	14,423
Hi-Tech Pharmacal Co., Inc.* (a)	2,732	106,247
Impax Laboratories, Inc.*	17,117	345,250
Ista Pharmaceuticals, Inc.*	6,848	48,278
Jazz Pharmaceuticals, Inc.*	5,801	224,093
K-V Pharmaceutical Co. "A"* (a)	13,422	18,791
Lannett Co., Inc.* (a)	4,143	18,312
MAP Pharmaceuticals, Inc.* (a)	5,773	76,030
Medicines Co.* (a)	14,016	261,258
Medicis Pharmaceutical Corp. "A" (a)	16,189	538,284
Nektar Therapeutics* (a)	30,375	169,948
NeoStem, Inc.* (a)	7,214	3,658
Obagi Medical Products, Inc.*	4,784	48,605
Optimer Pharmaceuticals, Inc.* (a)	12,035	147,308
Pacira Pharmaceuticals, Inc.* (a)	1,723	14,904
Pain Therapeutics, Inc.*	9,645	36,651
Par Pharmaceutical Companies, Inc.* (a)	9,485	310,444
	Shares	Value ($)

Pernix Therapeutics Holdings, Inc.*	792	7,334
POZEN, Inc.* (a)	6,813	26,911
Questcor Pharmaceuticals, Inc.* (a)	13,920	578,794
Sagent Pharmaceuticals, Inc.* (a)	1,730	36,330
Salix Pharmaceuticals Ltd.* (a)	15,306	732,392
Santarus, Inc.* (a)	13,042	43,169
Sucampo Pharmaceuticals, Inc. "A"* (a)	3,421	15,155
Transcept Pharmaceuticals, Inc.* (a)	1,485	11,628
ViroPharma, Inc.*	18,574	508,742
VIVUS, Inc.* (a)	23,170	225,908
XenoPort, Inc.* (a)	9,635	36,709
		5,359,666
Industrials 15.2%
Aerospace & Defense 1.9%
AAR Corp.	10,367	198,735
Aerovironment, Inc.* (a)	4,453	140,136
American Science & Engineering, Inc.	2,352	160,195
Astronics Corp.* (a)	2,616	93,679
Ceradyne, Inc.*	6,504	174,177
Cubic Corp.	4,089	178,240
Curtiss-Wright Corp.	12,113	427,952
DigitalGlobe, Inc.*	9,193	157,292
Ducommun, Inc.	2,748	35,037
Esterline Technologies Corp.*	7,969	446,025
GenCorp, Inc.* (a)	15,378	81,811
GeoEye, Inc.* (a)	5,891	130,898
HEICO Corp. (a)	10,919	638,543
Hexcel Corp.* (a)	25,637	620,672
Kratos Defense & Security Solutions, Inc.* (a)	9,030	53,909
LMI Aerospace, Inc.* (a)	2,340	41,067
Moog, Inc. "A"*	11,860	521,010
National Presto Industries, Inc. (a)	1,229	115,035
Orbital Sciences Corp.* (a)	15,274	221,931
Taser International, Inc.* (a)	13,655	69,914
Teledyne Technologies, Inc.*	9,599	526,505
The Keyw Holding Corp.* (a)	4,886	36,156
Triumph Group, Inc. (a)	9,843	575,323
		5,644,242
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	14,420	68,062
Atlas Air Worldwide Holdings, Inc.* (a)	6,866	263,860
Forward Air Corp. (a)	7,638	244,798
Hub Group, Inc. "A"*	9,629	312,269
Pacer International, Inc.*	9,352	50,033
Park-Ohio Holdings Corp.*	2,182	38,927
		977,949
Airlines 0.6%
Alaska Air Group, Inc.*	9,376	704,044
Allegiant Travel Co.* (a)	3,855	205,626
Hawaiian Holdings, Inc.* (a)	13,574	78,729
JetBlue Airways Corp.* (a)	64,467	335,228
Republic Airways Holdings, Inc.*	12,879	44,175
SkyWest, Inc. (a)	13,613	171,388
Spirit Airlines, Inc.*	4,132	64,459
U.S. Airways Group, Inc.* (a)	42,249	214,203
		1,817,852
	Shares	Value ($)

Building Products 0.7%
A.O. Smith Corp. (a)	9,940	398,793
AAON, Inc. (a)	5,014	102,737
Ameresco, Inc. " A "* (a)	4,752	65,197
American Woodmark Corp. (a)	2,550	34,833
Apogee Enterprises, Inc.	7,527	92,281
Builders FirstSource, Inc.* (a)	12,786	26,083
Gibraltar Industries, Inc.*	8,113	113,257
Griffon Corp.	12,681	115,778
Insteel Industries, Inc.	4,711	51,774
NCI Building Systems, Inc.* (a)	5,312	57,741
Quanex Building Products Corp.	9,805	147,271
Simpson Manufacturing Co., Inc.	10,854	365,346
Trex Co., Inc.* (a)	4,150	95,077
Universal Forest Products, Inc.	5,114	157,869
USG Corp.* (a)	18,456	187,513
		2,011,550
Commercial Services & Supplies 2.6%
A.T. Cross Co. "A"*	2,529	28,527
ABM Industries, Inc.	13,885	286,309
Acco Brands Corp.*	14,792	142,743
American Reprographics Co.*	9,656	44,321
Casella Waste Systems, Inc. "A"* (a)	7,082	45,325
Cenveo, Inc.*	15,166	51,564
Clean Harbors, Inc.* (a)	12,253	780,884
Consolidated Graphics, Inc.*	2,128	102,740
Courier Corp.	2,510	29,442
Deluxe Corp. (a)	13,504	307,351
Encore Capital Group, Inc.*	4,221	89,738
EnergySolutions*	21,222	65,576
EnerNOC, Inc.* (a)	6,098	66,285
Ennis, Inc.	6,678	89,018
Fuel Tech, Inc.* (a)	4,860	31,979
G & K Services, Inc. "A"	4,937	143,716
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	17,379	307,435
Heritage-Crystal Clean, Inc.*	1,264	20,932
Herman Miller, Inc.	14,987	276,510
HNI Corp. (a)	11,728	306,101
Innerworkings, Inc.* (a)	6,765	62,982
Interface, Inc. "A" (a)	13,620	157,175
Intersections, Inc.	2,355	26,117
Kimball International, Inc. "B"	8,430	42,740
Knoll, Inc.	12,502	185,655
McGrath Rentcorp.	6,401	185,565
Metalico, Inc.* (a)	10,662	35,078
Mine Safety Appliances Co. (a)	7,088	234,755
Mobile Mini, Inc.*	9,503	165,827
Multi-Color Corp.	2,978	76,624
NL Industries, Inc. (a)	1,832	23,761
Portfolio Recovery Associates, Inc.* (a)	4,470	301,814
Quad Graphics, Inc. (a)	6,521	93,511
Rollins, Inc. (a)	16,629	369,496
Schawk, Inc.	2,999	33,619
Standard Parking Corp.* (a)	3,749	66,995
Steelcase, Inc. "A"	20,494	152,885
Swisher Hygiene, Inc.* (a)	21,710	81,195
Sykes Enterprises, Inc.*	9,976	156,224
Team, Inc.*	5,080	151,130
Tetra Tech, Inc.* (a)	16,294	351,788
The Brink's Co. (a)	12,222	328,527
	Shares	Value ($)

The Geo Group, Inc.*	16,976	284,348
TMS International Corp. "A"* (a)	3,322	32,821
TRC Companies, Inc.*	4,668	28,055
UniFirst Corp.	3,694	209,598
United Stationers, Inc. (a)	10,886	354,448
US Ecology, Inc.	4,741	89,036
Viad Corp.	5,228	91,385
WCA Waste Corp.*	4,524	29,451
		7,619,101
Construction & Engineering 0.8%
Aegion Corp.*	10,453	160,349
Argan, Inc. (a)	1,685	25,629
Comfort Systems USA, Inc.	9,678	103,748
Dycom Industries, Inc.*	9,258	193,677
EMCOR Group, Inc.	17,528	469,926
Furmanite Corp.* (a)	9,652	60,904
Granite Construction, Inc. (a)	10,106	239,714
Great Lakes Dredge & Dock Co.	15,595	86,708
Layne Christensen Co.*	5,056	122,355
MasTec, Inc.*	14,885	258,552
Michael Baker Corp.*	2,091	41,005
MYR Group, Inc.* (a)	5,313	101,691
Northwest Pipe Co.*	2,425	55,436
Orion Marine Group, Inc.*	7,484	49,769
Pike Electric Corp.*	4,276	30,744
Primoris Services Corp. (a)	7,191	107,362
Sterling Construction Co., Inc.*	4,300	46,311
Tutor Perini Corp.*	8,063	99,497
UniTek Global Services, Inc.*	2,715	12,299
		2,265,676
Electrical Equipment 1.1%
A123 Systems, Inc.* (a)	23,545	37,907
Active Power, Inc.* (a)	20,696	13,659
Acuity Brands, Inc. (a)	11,355	601,815
American Superconductor Corp.* (a)	11,887	43,863
AZZ, Inc. (a)	3,350	152,224
Belden, Inc.	12,381	412,040
Brady Corp. "A" (a)	12,411	391,815
Broadwind Energy, Inc.* (a)	29,588	20,120
Capstone Turbine Corp.* (a)	65,106	75,523
Coleman Cable, Inc.*	2,288	19,906
Encore Wire Corp. (a)	4,901	126,936
EnerSys*	12,128	314,964
Franklin Electric Co., Inc. (a)	6,069	264,366
FuelCell Energy, Inc.* (a)	32,515	28,353
Generac Holdings, Inc.*	6,495	182,055
Global Power Equipment Group, Inc.* (a)	4,204	99,845
II-VI, Inc.*	13,518	248,190
LSI Industries, Inc.	4,939	29,634
Powell Industries, Inc.* (a)	2,345	73,352
PowerSecure International, Inc.* (a)	4,785	23,686
Preformed Line Products Co. (a)	662	39,495
SatCon Technology Corp.* (a)	23,961	14,379
Thermon Group Holdings, Inc.*	2,389	42,094
Valence Technology, Inc.* (a)	17,823	17,466
Vicor Corp.	5,406	43,032
		3,316,719
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,724	292,416
Seaboard Corp.*	80	162,880
	Shares	Value ($)

Standex International Corp.	3,249	111,018
		566,314
Machinery 3.1%
Accuride Corp.*	10,742	76,483
Actuant Corp. "A"	17,951	407,308
Alamo Group, Inc.	1,777	47,855
Albany International Corp. "A" (a)	7,124	164,707
Altra Holdings, Inc.* (a)	7,106	133,806
American Railcar Industries, Inc.* (a)	2,611	62,481
Ampco-Pittsburgh Corp.	2,295	44,385
Astec Industries, Inc.*	5,205	167,653
Barnes Group, Inc. (a)	14,243	343,399
Blount International, Inc.* (a)	12,918	187,569
Briggs & Stratton Corp.	13,015	201,602
Cascade Corp.	2,387	112,595
Chart Industries, Inc.*	7,700	416,339
CIRCOR International, Inc.	4,563	161,120
CLARCOR, Inc. (a)	13,174	658,568
Colfax Corp.* (a)	5,983	170,396
Columbus McKinnon Corp.*	5,003	63,488
Commercial Vehicle Group, Inc.*	7,447	67,321
Douglas Dynamics, Inc.	4,992	72,983
Dynamic Materials Corp. (a)	3,487	68,973
Energy Recovery, Inc.* (a)	11,064	28,545
EnPro Industries, Inc.*	5,355	176,608
ESCO Technologies, Inc. (a)	6,865	197,575
Federal Signal Corp.* (a)	15,660	64,989
Flow International Corp.*	11,800	41,300
FreightCar America, Inc.*	3,136	65,699
Gorman-Rupp Co.	3,938	106,917
Graham Corp.	2,488	55,831
Greenbrier Companies, Inc.* (a)	5,262	127,761
Hurco Companies, Inc.*	1,604	33,684
John Bean Technologies Corp.	7,542	115,921
Kadant, Inc.*	3,305	74,726
Kaydon Corp.	8,508	259,494
L.B. Foster Co. "A"	2,491	70,470
Lindsay Corp. (a)	3,282	180,149
Lydall, Inc.*	4,733	44,916
Meritor, Inc.*	24,550	130,606
Met-Pro Corp.	3,565	32,228
Middleby Corp.* (a)	4,901	460,890
Miller Industries, Inc.	3,102	48,794
Mueller Industries, Inc. (a)	9,889	379,935
Mueller Water Products, Inc. "A"	39,730	96,941
NACCO Industries, Inc. "A"	1,478	131,867
NN, Inc.*	4,544	27,264
Omega Flex, Inc.* (a)	800	11,304
PMFG, Inc.* (a)	4,623	90,195
RBC Bearings, Inc.* (a)	5,731	238,983
Robbins & Myers, Inc. (a)	10,329	501,473
Sauer-Danfoss, Inc.*	3,079	111,491
Sun Hydraulics Corp.	5,346	125,257
Tecumseh Products Co. "A"* (a)	4,733	22,245
Tennant Co.	5,017	195,011
Titan International, Inc. (a)	10,998	214,021
TriMas Corp.*	6,820	122,419
Twin Disc, Inc.	2,230	80,994
Wabash National Corp.* (a)	18,266	143,205
Watts Water Technologies, Inc. "A" (a)	7,850	268,548
Woodward, Inc.	16,085	658,359
	Shares	Value ($)

Xerium Technologies, Inc.*	3,096	20,248
		9,385,894
Marine 0.1%
Baltic Trading Ltd.	4,634	22,012
Eagle Bulk Shipping, Inc.* (a)	16,672	15,707
Excel Maritime Carriers Ltd.* (a)	11,112	16,112
Genco Shipping & Trading Ltd.* (a)	7,536	50,943
International Shipholding Corp. (a)	1,425	26,633
Ultrapetrol Bahamas Ltd.* (a)	6,466	19,269
		150,676
Professional Services 1.5%
Acacia Research*	11,186	408,401
Barrett Business Services, Inc.	2,007	40,060
CBIZ, Inc.* (a)	10,384	63,446
CDI Corp. (a)	3,282	45,324
Corporate Executive Board Co.	9,020	343,662
CoStar Group, Inc.* (a)	6,612	441,219
CRA International, Inc.*	2,961	58,746
Dolan Co.*	7,658	65,246
Exponent, Inc.*	3,278	150,690
Franklin Covey Co.*	3,515	29,772
FTI Consulting, Inc.* (a)	10,997	466,493
GP Strategies Corp.*	3,969	53,502
Heidrick & Struggles International, Inc. (a)	4,589	98,847
Hill International, Inc.*	6,325	32,511
Hudson Highland Group, Inc.*	8,974	42,985
Huron Consulting Group, Inc.*	5,748	222,678
ICF International, Inc.*	5,086	126,031
Insperity, Inc. (a)	6,069	153,849
Kelly Services, Inc. "A"	6,987	95,582
Kforce, Inc.*	7,433	91,649
Korn/Ferry International*	12,203	208,183
Mistras Group, Inc.*	3,803	96,938
Navigant Consulting, Inc.*	13,488	153,898
Odyssey Marine Exploration, Inc.* (a)	17,085	46,813
On Assignment, Inc.*	9,509	106,311
Pendrell Corp.* (a)	40,128	102,728
Resources Connection, Inc.	12,265	129,886
RPX Corp.* (a)	2,483	31,410
The Advisory Board Co.*	4,148	307,823
TrueBlue, Inc.*	10,045	139,425
VSE Corp. (a)	1,200	29,136
		4,383,244
Road & Rail 1.2%
AMERCO (a)	2,260	199,784
Arkansas Best Corp. (a)	6,526	125,756
Avis Budget Group, Inc.* (a)	27,538	295,207
Celadon Group, Inc. (a)	5,220	61,648
Covenant Transport, Inc., "A"*	2,427	7,208
Dollar Thrifty Automotive Group, Inc.* (a)	7,579	532,500
Genesee & Wyoming, Inc. "A"*	10,358	627,488
Heartland Express, Inc. (a)	13,092	187,085
Knight Transportation, Inc.	15,908	248,801
Marten Transport Ltd. (a)	4,139	74,461
Old Dominion Freight Line, Inc.*	12,421	503,423
Patriot Transportation Holding, Inc.* (a)	1,628	35,328
Quality Distribution, Inc.*	4,134	46,507
RailAmerica, Inc.*	5,566	82,878
	Shares	Value ($)

Roadrunner Transportation Systems, Inc.*	2,398	33,884
Saia, Inc.*	4,246	52,990
Swift Transportation Co.*	21,082	173,716
Universal Truckload Services, Inc.	1,496	27,152
Werner Enterprises, Inc. (a)	11,440	275,704
Zipcar, Inc.* (a)	2,576	34,570
		3,626,090
Trading Companies & Distributors 1.1%
Aceto Corp.	6,582	45,416
Aircastle Ltd.	13,925	177,126
Applied Industrial Technologies, Inc. (a)	11,071	389,367
Beacon Roofing Supply, Inc.*	11,878	240,292
CAI International, Inc.* (a)	3,185	49,240
DXP Enterprises, Inc.*	2,397	77,183
Essex Rental Corp.* (a)	4,785	14,116
H&E Equipment Services, Inc.* (a)	7,682	103,092
Houston Wire & Cable Co. (a)	4,533	62,646
Interline Brands, Inc.*	8,610	134,058
Kaman Corp.	6,811	186,077
Lawson Products, Inc.	1,100	16,973
RSC Holdings, Inc.* (a)	17,596	325,526
Rush Enterprises, Inc. "A"*	8,508	177,987
SeaCube Container Leasing Ltd. (a)	2,950	43,690
TAL International Group, Inc. (a)	5,757	165,744
Textainer Group Holdings Ltd. (a)	2,994	87,185
Titan Machinery, Inc.* (a)	4,031	87,594
United Rentals, Inc.* (a)	16,390	484,324
Watsco, Inc. (a)	7,356	482,995
		3,350,631
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.* (a)	5,585	78,134
Information Technology 16.6%
Communications Equipment 2.0%
ADTRAN, Inc. (a)	16,889	509,372
Anaren, Inc.*	4,066	67,577
Arris Group, Inc.*	32,274	349,205
Aruba Networks, Inc.* (a)	22,343	413,792
Aviat Networks, Inc.*	15,896	29,090
Bel Fuse, Inc. "B"	2,887	54,131
Black Box Corp.	4,640	130,106
Blue Coat Systems, Inc.*	11,262	286,618
Calix, Inc.* (a)	10,082	65,231
Communications Systems, Inc. (a)	1,770	24,886
Comtech Telecommunications Corp.	5,050	144,531
Dialogic, Inc.* (a)	4,587	5,504
Digi International, Inc.*	6,804	75,933
EMCORE Corp.* (a)	23,212	20,016
Emulex Corp.*	23,167	158,926
Extreme Networks, Inc.* (a)	24,634	71,931
Finisar Corp.* (a)	23,459	392,821
Globecomm Systems, Inc.*	5,927	81,081
Harmonic, Inc.*	29,780	150,091
Infinera Corp.* (a)	27,586	173,240
InterDigital, Inc. (a)	11,866	517,002
Ixia* (a)	10,093	106,077
KVH Industries, Inc.* (a)	3,942	30,669
Loral Space & Communications, Inc.*	2,852	185,038
Meru Networks, Inc.* (a)	2,881	11,899
	Shares	Value ($)

NETGEAR, Inc.*	9,565	321,097
NumereX Corp. "A"* (a)	2,509	20,649
Oclaro, Inc.* (a)	13,220	37,280
Oplink Communications, Inc.*	5,061	83,355
OpNext, Inc.*	11,044	8,921
Orbcomm, Inc.*	8,994	26,892
Plantronics, Inc.	10,922	389,260
Powerwave Technologies, Inc.* (a)	9,010	18,741
Procera Networks, Inc.*	3,678	57,303
ShoreTel, Inc.* (a)	12,511	79,820
Sonus Networks, Inc.* (a)	55,953	134,287
Sycamore Networks, Inc.*	5,316	95,156
Symmetricom, Inc.*	11,136	60,023
Tekelec*	15,921	174,017
Ubiquiti Networks, Inc.*	2,277	41,510
ViaSat, Inc.* (a)	9,477	437,079
Westell Technologies, Inc. "A"*	13,638	30,276
		6,070,433
Computers & Peripherals 0.6%
3D Systems Corp.* (a)	11,144	160,474
Avid Technology, Inc.* (a)	8,000	68,240
Cray, Inc.*	9,671	62,571
Dot Hill Systems Corp.*	14,867	19,773
Electronics for Imaging, Inc.*	12,075	172,069
Imation Corp.*	7,894	45,233
Immersion Corp.*	7,833	40,575
Intermec, Inc.*	15,136	103,833
Intevac, Inc.*	6,166	45,628
Novatel Wireless, Inc.* (a)	8,473	26,521
OCZ Technology Group, Inc.* (a)	13,448	88,891
Quantum Corp.* (a)	59,706	143,294
Rimage Corp.	2,549	28,676
Silicon Graphics International Corp.* (a)	8,188	93,835
STEC, Inc.* (a)	9,172	78,788
Stratasys, Inc.* (a)	5,475	166,495
Super Micro Computer, Inc.*	7,112	111,516
Synaptics, Inc.* (a)	8,400	253,260
Xyratex Ltd.	7,395	98,501
		1,808,173
Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	5,160	52,838
Agilysys, Inc.* (a)	4,665	37,087
Anixter International, Inc.* (a)	7,572	451,594
Badger Meter, Inc. (a)	3,908	115,012
Benchmark Electronics, Inc.*	15,759	212,274
Brightpoint, Inc.*	17,856	192,131
Checkpoint Systems, Inc.*	10,382	113,579
Cognex Corp. (a)	10,822	387,319
Coherent, Inc.*	5,909	308,863
CTS Corp.	9,191	84,557
Daktronics, Inc.	9,151	87,575
DDi Corp.	4,031	37,609
DTS, Inc.*	4,494	122,417
Echelon Corp.* (a)	9,261	45,101
Electro Rent Corp.	4,920	84,378
Electro Scientific Industries, Inc.*	5,852	84,737
eMagin Corp.* (a)	4,528	16,754
Fabrinet* (a)	5,463	74,734
FARO Technologies, Inc.*	4,287	197,202
FEI Co.* (a)	10,113	412,408
GSI Group, Inc.*	6,739	68,940
Identive Group, Inc.* (a)	10,529	23,480
	Shares	Value ($)

Insight Enterprises, Inc.*	11,221	171,569
InvenSense, Inc.*	1,816	18,087
KEMET Corp.*	11,817	83,310
LeCroy Corp.*	4,235	35,616
Littelfuse, Inc.	5,925	254,656
Maxwell Technologies, Inc.* (a)	7,333	119,088
Measurement Specialties, Inc.*	4,016	112,287
Mercury Computer Systems, Inc.*	7,747	102,958
Methode Electronics, Inc.	9,510	78,838
Microvision, Inc.* (a)	28,004	10,084
MTS Systems Corp.	4,102	167,157
Multi-Fineline Electronix, Inc.*	2,319	47,655
NeoPhotonics Corp.* (a)	3,101	14,203
Newport Corp.*	9,973	135,733
OSI Systems, Inc.*	4,981	242,973
Park Electrochemical Corp.	5,356	137,221
PC Connection, Inc.	2,400	26,616
Plexus Corp.*	9,272	253,867
Power-One, Inc.* (a)	17,744	69,379
Pulse Electronics Corp.	10,660	29,848
RadiSys Corp.*	5,012	25,361
RealD, Inc.* (a)	10,428	82,798
Richardson Electronics Ltd. (a)	3,583	44,035
Rofin-Sinar Technologies, Inc.*	7,503	171,444
Rogers Corp.* (a)	4,232	155,992
Sanmina-SCI Corp.*	21,284	198,154
ScanSource, Inc.*	7,024	252,864
SYNNEX Corp.* (a)	6,624	201,767
TTM Technologies, Inc.* (a)	13,431	147,204
Universal Display Corp.* (a)	10,068	369,395
Viasystems Group, Inc.* (a)	862	14,585
Vishay Precision Group, Inc.* (a)	3,234	51,679
X-Rite, Inc.* (a)	6,811	31,603
Zygo Corp.*	4,146	73,177
		7,141,792
Internet Software & Services 1.8%
Ancestry.com, Inc.* (a)	8,252	189,466
Angie's List, Inc.* (a)	2,332	37,545
Bankrate, Inc.* (a)	6,117	131,515
Carbonite, Inc.* (a)	1,442	16,006
comScore, Inc.*	8,293	175,812
Constant Contact, Inc.* (a)	7,640	177,324
Cornerstone OnDemand, Inc.* (a)	2,962	54,027
DealerTrack Holdings, Inc.*	10,760	293,318
Demand Media, Inc.* (a)	2,125	14,131
Dice Holdings, Inc.*	13,022	107,952
Digital River, Inc.* (a)	9,570	143,741
EarthLink, Inc.	28,690	184,764
Envestnet, Inc.*	4,815	57,587
FriendFinder Networks, Inc.* (a)	1,214	911
InfoSpace, Inc.*	10,454	114,889
Internap Network Services Corp.*	13,432	79,786
Intralinks Holdings, Inc.*	8,403	52,435
j2 Global, Inc. (a)	12,107	340,691
Keynote Systems, Inc. (a)	3,703	76,060
KIT Digital, Inc.* (a)	10,498	88,708
Limelight Networks, Inc.* (a)	17,797	52,679
Liquidity Services, Inc.*	5,004	184,648
LivePerson, Inc.* (a)	13,799	173,177
LogMeIn, Inc.* (a)	5,317	204,970
LoopNet, Inc.*	4,394	80,322
Marchex, Inc. "B" (a)	5,551	34,694
Move, Inc.*	10,390	65,665
	Shares	Value ($)

NIC, Inc. (a)	15,934	212,082
OpenTable, Inc.* (a)	6,166	241,276
Openwave Systems, Inc.*	22,941	36,247
Perficient, Inc.* (a)	6,334	63,403
Quepasa Corp.* (a)	2,026	6,726
QuinStreet, Inc.* (a)	7,229	67,663
RealNetworks, Inc.	5,527	41,453
Responsys, Inc.*	2,447	21,754
RightNow Technologies, Inc.* (a)	6,506	278,001
Saba Software, Inc.*	6,733	53,123
SciQuest, Inc.*	3,247	46,335
SPS Commerce, Inc.* (a)	2,230	57,869
Stamps.com, Inc.* (a)	2,895	75,646
Support.com, Inc.*	12,427	27,961
TechTarget, Inc.* (a)	3,701	21,614
The Active Network, Inc.*	3,226	43,874
Travelzoo, Inc.* (a)	1,483	36,452
United Online, Inc. (a)	23,295	126,725
ValueClick, Inc.* (a)	20,701	337,219
Vocus, Inc.*	4,692	103,646
Web.com Group, Inc.* (a)	7,599	87,009
XO Group, Inc.*	7,075	59,005
Zillow, Inc.* (a)	1,092	24,548
Zix Corp.* (a)	17,491	49,325
		5,251,779
IT Services 2.0%
Acxiom Corp.*	21,232	259,243
CACI International, Inc. "A"* (a)	6,900	385,848
Cardtronics, Inc.*	11,296	305,670
Cass Information Systems, Inc. (a)	2,400	87,336
CIBER, Inc.*	16,768	64,724
Computer Task Group, Inc.*	3,796	53,448
Convergys Corp.*	27,503	351,213
CSG Systems International, Inc.*	9,068	133,390
Dynamics Research Corp.*	2,415	27,386
Echo Global Logistics, Inc.* (a)	2,944	47,546
Euronet Worldwide, Inc.* (a)	13,390	247,447
Exlservice Holdings, Inc.*	4,292	96,012
Forrester Research, Inc.* (a)	3,883	131,789
Global Cash Access Holdings, Inc.*	16,503	73,438
Heartland Payment Systems, Inc.	10,053	244,891
Higher One Holdings Inc.* (a)	7,976	147,077
iGATE Corp.* (a)	7,974	125,431
Jack Henry & Associates, Inc. (a)	22,575	758,746
Lionbridge Technologies, Inc.*	17,064	39,077
ManTech International Corp. "A"	6,087	190,158
MAXIMUS, Inc. (a)	9,073	375,169
ModusLink Global Solutions, Inc.	11,714	63,256
MoneyGram International, Inc.*	2,839	50,392
NCI, Inc. "A"*	1,678	19,549
PRGX Global, Inc.*	4,961	29,518
Sapient Corp.	28,624	360,662
ServiceSource International, Inc.* (a)	2,586	40,574
Stream Global Services, Inc.* (a)	1,538	5,091
Syntel, Inc.	4,016	187,828
TeleTech Holdings, Inc.* (a)	6,481	104,992
The Hackett Group, Inc.*	7,890	29,509
TNS, Inc.*	6,680	118,370
Unisys Corp.* (a)	11,209	220,929
Virtusa Corp.*	4,011	58,079
Wright Express Corp.* (a)	10,107	548,608
		5,982,396
	Shares	Value ($)

Semiconductors & Semiconductor Equipment 3.5%
Advanced Analogic Technologies, Inc.*	11,187	64,661
Advanced Energy Industries, Inc.*	11,662	125,133
Alpha & Omega Semiconductor Ltd.* (a)	3,838	28,056
Amkor Technology, Inc.* (a)	23,571	102,770
Amtech Systems, Inc.* (a)	2,521	21,454
ANADIGICS, Inc.* (a)	17,152	37,563
Applied Micro Circuits Corp.*	16,623	111,707
ATMI, Inc.*	8,251	165,268
Axcelis Technologies, Inc.*	28,848	38,368
AXT, Inc.* (a)	8,503	35,458
Brooks Automation, Inc.	17,291	177,579
Cabot Microelectronics Corp.*	6,135	289,879
Cavium, Inc.*	12,704	361,175
CEVA, Inc.*	6,020	182,165
Cirrus Logic, Inc.* (a)	17,352	275,029
Cohu, Inc.	6,163	69,950
CSR PLC (ADR)*	2,020	23,089
Cymer, Inc.*	7,966	396,388
Diodes, Inc.*	9,173	195,385
DSP Group, Inc.*	6,073	31,640
Entegris, Inc.*	35,201	307,129
Entropic Communications, Inc.* (a)	22,063	112,742
Exar Corp.*	9,949	64,668
FormFactor, Inc.* (a)	13,234	66,964
FSI International, Inc.* (a)	10,049	36,779
GSI Technology, Inc.* (a)	5,571	26,072
GT Advanced Technologies, Inc.* (a)	33,002	238,934
Hittite Microwave Corp.*	8,182	404,027
Inphi Corp.* (a)	5,361	64,118
Integrated Device Technology, Inc.*	38,728	211,455
Integrated Silicon Solution, Inc.* (a)	7,155	65,397
Intermolecular, Inc.*	1,764	15,135
IXYS Corp.* (a)	6,306	68,294
Kopin Corp.*	16,971	65,847
Kulicke & Soffa Industries, Inc.*	18,746	173,400
Lattice Semiconductor Corp.*	31,184	185,233
LTX-Credence Corp.*	13,004	69,571
MaxLinear, Inc. "A"* (a)	4,349	20,658
Micrel, Inc. (a)	13,047	131,905
Microsemi Corp.*	22,603	378,600
Mindspeed Technologies, Inc.* (a)	8,832	40,451
MIPS Technologies, Inc.* (a)	13,730	61,236
MKS Instruments, Inc.	13,617	378,825
Monolithic Power Systems, Inc.*	7,943	119,701
MoSys, Inc.* (a)	8,668	36,406
Nanometrics, Inc.*	5,325	98,086
Netlogic Microsystems, Inc.*	17,890	886,807
NVE Corp.* (a)	1,302	72,300
OmniVision Technologies, Inc.*	15,176	185,678
PDF Solutions, Inc.* (a)	6,254	43,590
Pericom Semiconductor Corp.*	6,718	51,124
Photronics, Inc.* (a)	14,571	88,592
PLX Technology, Inc.*	10,985	31,527
Power Integrations, Inc.	7,546	250,225
Rambus, Inc.* (a)	25,705	194,073
RF Micro Devices, Inc.*	72,341	390,641
Rubicon Technology, Inc.* (a)	4,744	44,546
Rudolph Technologies, Inc.*	8,474	78,469
Semtech Corp.* (a)	17,063	423,504
	Shares	Value ($)

Sigma Designs, Inc.*	8,101	48,606
Silicon Image, Inc.*	20,535	96,514
Spansion, Inc. "A"*	13,428	111,184
Standard Microsystems Corp.* (a)	5,927	152,739
STR Holdings, Inc.* (a)	8,021	66,013
Supertex, Inc.* (a)	2,837	53,563
Tessera Technologies, Inc.*	13,294	222,674
TriQuint Semiconductor, Inc.* (a)	42,940	209,118
Ultra Clean Holdings, Inc.*	5,955	36,385
Ultratech, Inc.*	6,683	164,201
Veeco Instruments, Inc.* (a)	10,672	221,978
Volterra Semiconductor Corp.*	6,439	164,903
		10,463,304
Software 4.3%
Accelrys, Inc.*	14,894	100,088
ACI Worldwide, Inc.* (a)	8,735	250,170
Actuate Corp.*	8,900	52,154
Advent Software, Inc.*	8,544	208,132
American Software, Inc. "A"	5,875	55,519
Aspen Technology, Inc.*	22,145	384,216
Blackbaud, Inc. (a)	11,657	322,899
Bottomline Technologies, Inc.*	9,526	220,717
BroadSoft, Inc.* (a)	5,925	178,935
Callidus Software* (a)	8,028	51,540
CommVault Systems, Inc.*	11,539	492,946
Concur Technologies, Inc.* (a)	11,694	593,938
Convio, Inc.*	3,530	39,042
Deltek, Inc.* (a)	5,310	52,144
DemandTec, Inc.*	8,593	113,170
Digimarc Corp.* (a)	1,655	39,538
Ebix, Inc. (a)	7,585	167,628
Ellie Mae, Inc.* (a)	2,294	12,961
EPIQ Systems, Inc. (a)	8,187	98,408
ePlus, Inc.*	1,066	30,146
Fair Isaac Corp.	9,133	327,327
FalconStor Software, Inc.* (a)	8,242	21,264
Glu Mobile, Inc.* (a)	10,978	34,471
Guidance Software, Inc.*	3,696	23,950
Imperva, Inc.* (a)	1,436	49,987
Interactive Intelligence Group* (a)	3,819	87,531
JDA Software Group, Inc.*	11,080	358,881
Kenexa Corp.*	7,023	187,514
Magma Design Automation, Inc.*	17,730	127,301
Manhattan Associates, Inc.* (a)	5,345	216,366
Mentor Graphics Corp.*	25,221	341,997
MicroStrategy, Inc. "A"*	2,090	226,389
Monotype Imaging Holdings, Inc.* (a)	9,340	145,611
Motricity, Inc.* (a)	9,829	8,846
NetScout Systems, Inc.*	9,859	173,518
NetSuite, Inc.* (a)	7,138	289,446
OPNET Technologies, Inc.	3,822	140,153
Parametric Technology Corp.* (a)	31,172	569,201
Pegasystems, Inc. (a)	4,295	126,273
Progress Software Corp.* (a)	17,534	339,283
PROS Holdings, Inc.* (a)	5,678	84,489
QAD, Inc. "A"*	1,360	14,280
QLIK Technologies, Inc.* (a)	18,460	446,732
Quest Software, Inc.*	14,304	266,054
RealPage, Inc.* (a)	7,955	201,023
Rosetta Stone, Inc.* (a)	2,899	22,119
S1 Corp.* (a)	14,327	137,109
SeaChange International, Inc.* (a)	6,842	48,099
	Shares	Value ($)

Smith Micro Software, Inc.* (a)	9,697	10,958
Solarwinds, Inc.* (a)	14,944	417,685
Sourcefire, Inc.* (a)	7,399	239,580
SRS Labs, Inc.*	3,541	20,361
SS&C Technologies Holdings, Inc.*	6,679	120,623
SuccessFactors, Inc.*	21,869	871,917
Synchronoss Technologies, Inc.* (a)	6,935	209,506
Take-Two Interactive Software, Inc.* (a)	19,276	261,190
Taleo Corp. "A"*	10,766	416,537
Tangoe, Inc.* (a)	2,725	41,965
TeleCommunication Systems, Inc. "A"*	12,735	29,927
TeleNav, Inc.* (a)	4,248	33,177
THQ, Inc.* (a)	17,824	13,546
TiVo, Inc.* (a)	31,288	280,653
Tyler Technologies, Inc.* (a)	7,271	218,930
Ultimate Software Group, Inc.*	6,771	440,927
VASCO Data Security International, Inc.* (a)	7,175	46,781
Verint Systems, Inc.*	5,577	153,591
Virnetx Holding Corp.* (a)	10,647	265,856
Wave Systems Corp. "A"* (a)	22,225	48,228
Websense, Inc.*	10,358	194,005
		12,815,448
Materials 4.3%
Chemicals 2.0%
A. Schulman, Inc. (a)	8,060	170,711
American Vanguard Corp. (a)	5,708	76,145
Balchem Corp. (a)	7,549	306,036
Calgon Carbon Corp.*	14,684	230,686
Chase Corp. (a)	1,651	22,949
Chemtura Corp.*	25,198	285,745
Ferro Corp.*	23,011	112,524
Flotek Industries, Inc.* (a)	13,492	134,380
FutureFuel Corp. (a)	4,754	59,045
Georgia Gulf Corp.* (a)	8,760	170,732
H.B. Fuller Co. (a)	12,917	298,512
Hawkins, Inc. (a)	2,293	84,520
Innophos Holdings, Inc.	5,680	275,821
Innospec, Inc.*	6,155	172,771
KMG Chemicals, Inc. (a)	1,701	29,376
Koppers Holdings, Inc. (a)	5,478	188,224
Kraton Performance Polymers, Inc.*	8,267	167,820
Landec Corp.*	6,891	38,038
LSB Industries, Inc.*	4,824	135,217
Minerals Technologies, Inc.	4,764	269,309
NewMarket Corp. (a)	2,360	467,540
Olin Corp.	20,853	409,761
OM Group, Inc.*	8,092	181,180
Omnova Solutions, Inc.* (a)	11,871	54,725
PolyOne Corp.	24,446	282,351
Quaker Chemical Corp.	3,313	128,843
Senomyx, Inc.* (a)	10,754	37,424
Sensient Technologies Corp. (a)	13,115	497,058
Spartech Corp.* (a)	8,472	40,073
Stepan Co. (a)	2,154	172,665
TPC Group, Inc.* (a)	3,543	82,658
Tredegar Corp. (a)	6,219	138,186
Zep, Inc.	5,751	80,399
Zoltek Companies, Inc.* (a)	7,464	56,876
		5,858,300
	Shares	Value ($)

Construction Materials 0.2%
Eagle Materials, Inc.	11,620	298,169
Headwaters, Inc.*	15,745	34,954
Texas Industries, Inc. (a)	5,882	181,048
United States Lime & Minerals, Inc.* (a)	701	42,137
		556,308
Containers & Packaging 0.1%
AEP Industries, Inc.*	1,272	35,807
Boise, Inc. (a)	22,935	163,297
Graphic Packaging Holding Co.*	41,547	176,990
Myers Industries, Inc.	7,240	89,342
		465,436
Metals & Mining 1.4%
A.M. Castle & Co.*	4,420	41,813
AMCOL International Corp.	6,361	170,793
Century Aluminum Co.*	13,313	113,294
Coeur d'Alene Mines Corp.* (a)	23,440	565,842
General Moly, Inc.* (a)	18,078	55,861
Globe Specialty Metals, Inc. (a)	16,495	220,868
Gold Resource Corp. (a)	7,417	157,611
Golden Minerals Co.* (a)	7,446	43,261
Golden Star Resources Ltd.* (a)	66,818	110,250
Handy & Harman Ltd.*	1,331	13,177
Haynes International, Inc.	3,245	177,177
Hecla Mining Co. (a)	73,219	382,935
Horsehead Holding Corp.* (a)	11,645	104,921
Jaguar Mining, Inc.* (a)	22,215	141,732
Kaiser Aluminum Corp. (a)	4,240	194,531
Materion Corp.* (a)	5,271	127,980
Metals USA Holdings Corp.* (a)	3,243	36,484
Midway Gold Corp.* (a)	24,110	50,872
Noranda Aluminum Holding Corp.	6,085	50,201
Olympic Steel, Inc. (a)	2,416	56,341
Paramount Gold and Silver Corp.* (a)	31,589	67,600
Revett Minerals, Inc.*	6,194	29,236
RTI International Metals, Inc.* (a)	7,862	182,477
Stillwater Mining Co.* (a)	29,526	308,842
SunCoke Energy, Inc.* (a)	3,548	39,738
Thompson Creek Metals Co., Inc.* (a)	39,973	278,212
U.S. Energy Corp.* (a)	5,936	17,274
U.S. Gold Corp.* (a)	28,182	94,692
Universal Stainless & Alloy Products, Inc.*	1,831	68,406
Vista Gold Corp.* (a)	18,031	55,355
Worthington Industries, Inc.	15,025	246,109
		4,203,885
Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	10,457	349,682
Clearwater Paper Corp.*	5,991	213,340
Deltic Timber Corp. (a)	2,808	169,575
KapStone Paper & Packaging Corp.*	10,242	161,209
Louisiana-Pacific Corp.* (a)	34,516	278,544
Neenah Paper, Inc. (a)	3,808	84,995
P.H. Glatfelter Co. (a)	11,035	155,814
Schweitzer-Mauduit International, Inc. (a)	4,221	280,528
Verso Paper Corp.* (a)	4,102	3,938
Wausau Paper Corp. (a)	13,125	108,412
		1,806,037
	Shares	Value ($)

Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.* (a)	16,320	51,734
AboveNet, Inc.* (a)	6,049	393,246
Alaska Communications Systems Group, Inc. (a)	12,079	36,358
Atlantic Tele-Network, Inc.	2,519	98,367
Boingo Wireless, Inc.* (a)	1,799	15,471
Cbeyond, Inc.* (a)	7,416	59,402
Cincinnati Bell, Inc.* (a)	52,158	158,039
Cogent Communications Group, Inc.* (a)	12,014	202,917
Consolidated Communications Holdings, Inc. (a)	6,858	130,645
FairPoint Communications, Inc.* (a)	5,540	23,988
General Communication, Inc. "A"*	10,836	106,084
Globalstar, Inc.* (a)	26,891	14,521
HickoryTech Corp. (a)	3,350	37,118
IDT Corp. "B" (a)	3,759	35,259
inContact, Inc.* (a)	7,609	33,708
Iridium Communications, Inc.* (a)	11,429	88,118
Lumos Networks Corp. (a)	3,931	60,302
Neutral Tandem, Inc.*	8,222	87,893
Premiere Global Services, Inc.* (a)	13,573	114,963
SureWest Communications (a)	3,589	43,176
Towerstream Corp.* (a)	8,878	18,644
Vonage Holdings Corp.* (a)	37,209	91,162
		1,901,115
Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.* (a)	16,264	151,092
NTELOS Holdings Corp. (a)	3,931	80,114
Shenandoah Telecommunications Co. (a)	6,495	68,068
USA Mobility, Inc. (a)	5,682	78,809
		378,083
Utilities 3.6%
Electric Utilities 1.5%
ALLETE, Inc.	8,335	349,903
Central Vermont Public Service Corp.	3,547	124,500
Cleco Corp. (a)	15,945	607,505
El Paso Electric Co.	11,009	381,352
Empire District Electric Co. (a)	10,861	229,058
IDACORP, Inc.	12,915	547,725
MGE Energy, Inc. (a)	6,092	284,923
Otter Tail Corp.	8,912	196,242
PNM Resources, Inc.	19,988	364,381
Portland General Electric Co.	19,713	498,542
UIL Holdings Corp. (a)	13,250	468,653
Unisource Energy Corp.	9,593	354,174
Unitil Corp. (a)	2,880	81,734
		4,488,692
Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,610	113,144
New Jersey Resources Corp. (a)	10,810	531,852
Northwest Natural Gas Co. (a)	6,953	333,257
Piedmont Natural Gas Co., Inc. (a)	18,767	637,703
South Jersey Industries, Inc. (a)	7,829	444,765
Southwest Gas Corp.	11,984	509,200
The Laclede Group, Inc. (a)	5,832	236,021
WGL Holdings, Inc. (a)	13,382	591,752
		3,397,694
	Shares	Value ($)

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.* (a)	29,648	423,966
Dynegy, Inc.* (a)	27,526	76,247
Genie Energy Ltd. "B"	3,759	29,809
Ormat Technologies, Inc. (a)	4,667	84,146
		614,168
Multi-Utilities 0.4%
Avista Corp.	15,050	387,537
Black Hills Corp. (a)	10,299	345,840
CH Energy Group, Inc. (a)	4,039	235,797
NorthWestern Corp.	9,497	339,898
		1,309,072
Water Utilities 0.3%
American States Water Co. (a)	4,860	169,614
Artesian Resources Corp. "A" (a)	1,786	33,630
Cadiz, Inc.* (a)	3,128	30,123
California Water Service Group (a)	11,014	201,116
Connecticut Water Service, Inc. (a)	2,181	59,171
Consolidated Water Co., Ltd. (a)	3,947	33,865
Middlesex Water Co.	3,902	72,811
Pennichuck Corp.	1,264	36,441
SJW Corp. (a)	3,607	85,269
York Water Co. (a)	3,576	63,081
		785,121
Total Common Stocks (Cost $285,743,825)		288,614,684

	Shares	Value ($)

Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	1,836

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.056%**, 5/3/2012 (b) (Cost $1,334,857)	1,335,000	1,334,888

	Shares	Value ($)

Securities Lending Collateral 45.0%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $133,850,390)	133,850,390	133,850,390

Cash Equivalents 2.2%
Central Cash Management Fund, 0.07% (c) (Cost $6,547,384)	6,547,384	6,547,384

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $427,476,456)+	144.6	430,349,182
Other Assets and Liabilities, Net	(44.6)	(132,711,180)
Net Assets	100.0	297,638,002

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $431,562,270. At December 31, 2011, net unrealized depreciation for all securities based on tax cost was $1,213,088. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,694,018 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $61,907,106.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2011 amounted to $130,031,187, which is 43.7% of net assets.

(b) At December 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At December 31, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	3/16/2012	114	8,422,320	(4,821)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks and Warrants (e)	$288,614,684	$—	$1,836	$288,616,520
Government & Agency Obligation	—	1,334,888	—	1,334,888
Short-Term Investments (e)	140,397,774	—	—	140,397,774
Total	$429,012,458	$1,334,888	$1,836	$430,349,182
Liabilities
Derivatives (f)	$(4,821)	$—	$—	$(4,821)
Total	$(4,821)	$—	$—	$(4,821)

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended December 31, 2011.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Warrants
Balance as of December 31, 2010	$—
Total realized gains (loss)	—
Change in unrealized appreciation (depreciation)	1,836
Amortization premium/discount	—
Purchases	0
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of December 31, 2011	$1,836
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2011	$1,836

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2011
Assets
Investments: Investments in non-affiliated securities, at value (cost $287,078,682) — including $130,031,187 of securities loaned	$289,951,408
Investment in Daily Assets Fund Institutional (cost $133,850,390)*	133,850,390
Investment in Central Cash Management Fund (cost $6,547,384)	6,547,384
Total investments in securities, at value (cost $427,476,456)	430,349,182
Cash	11,130
Receivable for investments sold	136,479
Receivable for Fund shares sold	904,690
Dividends receivable	410,512
Interest receivable	67,910
Other assets	7,620
Total assets	431,887,523
Liabilities
Payable upon return of securities loaned	133,850,390
Payable for Fund shares redeemed	153,807
Payable for daily variation margin on futures contracts	31,920
Accrued management fee	80,165
Other accrued expenses and payables	133,239
Total liabilities	134,249,521
Net assets, at value	$297,638,002
Net Assets Consist of
Undistributed net investment income	2,862,813
Net unrealized appreciation (depreciation) on: Investments	2,872,726
Futures	(4,821)
Foreign currency	34
Accumulated net realized gain (loss)	(4,428,656)
Paid-in capital	296,335,906
Net assets, at value	$297,638,002
Class A Net Asset Value, offering and redemption price per share ($256,404,482 ÷ 21,776,446 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$11.77
Class B Net Asset Value, offering and redemption price per share ($41,233,520 ÷ 3,504,335 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$11.77

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2011
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,299)	$3,901,214
Income distributions — Central Cash Management Fund	8,461
Interest	760
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	691,204
Total income	4,601,639
Expenses: Management fee	1,117,451
Administration fee	319,272
Custodian fee	22,564
Distribution service fee (Class B)	113,703
Services to shareholders	6,869
Professional fees	78,560
Trustees' fees and expenses	12,572
Reports to shareholders	52,605
Other	52,825
Total expenses before expense reductions	1,776,421
Expense reductions	(66,184)
Total expenses after expense reductions	1,710,237
Net investment income (loss)	2,891,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	16,654,141
Futures	(365,282)
Foreign currency	500
16,289,359
Change in net unrealized appreciation (depreciation) on: Investments	(33,296,069)
Futures	(191,978)
Foreign currency	34
(33,488,013)
Net gain (loss)	(17,198,654)
Net increase (decrease) in net assets resulting from operations	$(14,307,252)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2011	2010
Operations: Net investment income (loss)	$2,891,402	$2,784,092
Net realized gain (loss)	16,289,359	1,093,394
Change in net unrealized appreciation (depreciation)	(33,488,013)	68,791,540
Net increase (decrease) in net assets resulting from operations	(14,307,252)	72,669,026
Distributions to shareholders from: Net investment income: Class A	(2,352,452)	(2,379,611)
Class B	(270,870)	(308,033)
Total distributions	(2,623,322)	(2,687,644)
Fund share transactions: Class A Proceeds from shares sold	49,172,547	44,648,931
Reinvestment of distributions	2,352,452	2,379,611
Payments for shares redeemed	(65,044,297)	(80,244,924)
Net increase (decrease) in net assets from Class A share transactions	(13,519,298)	(33,216,382)
Class B Proceeds from shares sold	3,566,544	6,800,894
Reinvestment of distributions	270,870	308,033
Payments for shares redeemed	(10,035,764)	(13,106,274)
Net increase (decrease) in net assets from Class B share transactions	(6,198,350)	(5,997,347)
Increase (decrease) in net assets	(36,648,222)	30,767,653
Net assets at beginning of period	334,286,224	303,518,571
Net assets at end of period (including undistributed net investment income of $2,862,813 and $2,613,908, respectively)	$297,638,002	$334,286,224
Other Information
Class A Shares outstanding at beginning of period	22,942,780	26,097,119
Shares sold	4,067,878	4,165,310
Shares issued to shareholders in reinvestment of distributions	174,126	204,962
Shares redeemed	(5,408,338)	(7,524,611)
Net increase (decrease) in Class A shares	(1,166,334)	(3,154,339)
Shares outstanding at end of period	21,776,446	22,942,780
Class B Shares outstanding at beginning of period	4,003,137	4,564,752
Shares sold	297,764	652,484
Shares issued to shareholders in reinvestment of distributions	20,035	26,509
Shares redeemed	(816,601)	(1,240,608)
Net increase (decrease) in Class B shares	(498,802)	(561,615)
Shares outstanding at end of period	3,504,335	4,003,137

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended December 31,
Class A	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.41	$9.90	$8.63	$14.71	$16.12
Income (loss) from investment operations: Net investment income (loss)a	.12	.10	.10	.18	.17
Net realized and unrealized gain (loss)	(.65)	2.51	1.93	(4.77)	(.40)
Total from investment operations	(.53)	2.61	2.03	(4.59)	(.23)
Less distributions from: Net investment income	(.11)	(.10)	(.16)	(.20)	(.14)
Net realized gains	—	—	(.60)	(1.29)	(1.04)
Total distributions	(.11)	(.10)	(.76)	(1.49)	(1.18)
Net asset value, end of period	$11.77	$12.41	$9.90	$8.63	$14.71
Total Return (%)b	(4.41)	26.39	26.57	(34.12)	(1.90)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	256	285	258	198	305
Ratio of expenses before expense reductions (%)	.52	.52	.56	.54	.53
Ratio of expenses after expense reductions (%)	.50	.52	.50	.47	.51
Ratio of net investment income (loss) (%)	.94	.96	1.19	1.51	1.09
Portfolio turnover rate (%)	15	16	26	25	24	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Years Ended December 31,
Class B	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.40	$9.89	$8.62	$14.70	$16.11
Income (loss) from investment operations: Net investment income (loss)a	.08	.08	.08	.15	.13
Net realized and unrealized gain (loss)	(.64)	2.50	1.93	(4.77)	(.40)
Total from investment operations	(.56)	2.58	2.01	(4.62)	(.27)
Less distributions from: Net investment income	(.07)	(.07)	(.14)	(.17)	(.10)
Net realized gains	—	—	(.60)	(1.29)	(1.04)
Total distributions	(.07)	(.07)	(.74)	(1.46)	(1.14)
Net asset value, end of period	$11.77	$12.40	$9.89	$8.62	$14.70
Total Return (%)b	(4.58)	26.11	26.27	(34.33)	(2.16)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	50	45	42	73
Ratio of expenses before expense reductions (%)	.77	.77	.81	.79	.78
Ratio of expenses after expense reductions (%)	.75	.77	.75	.72	.76
Ratio of net investment income (loss) (%)	.69	.71	.93	1.26	.84
Portfolio turnover rate (%)	15	16	26	25	24	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

In addition, from November 1, 2011 to December 31, 2011, the Fund elects to defer qualified late year losses of approximately $256,000 of net realized long-term capital losses and $160,000 of net realized short-term capital losses. The Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2011, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income*	$2,883,058
Unrealized appreciation (depreciation) on investments	$(1,213,088)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2011	2010
Distributions from ordinary income*	$2,623,322	$2,687,644

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2011, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2011 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,367,000 to $10,796,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(4,821)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$(365,282)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(191,978)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $45,846,482 and $64,250,791, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

For the period from January 1, 2011 (October 1, 2011 for Class B) through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.50%
Class B	.75%

Accordingly, for the year ended December 31, 2011, the Advisor waived a portion of its management fee aggregating $65,121, and the amount charged aggregated $1,052,330, which was equivalent to an annual effective rate of 0.33% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2011, the Administration Fee was $319,272, of which $25,051 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2011, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2011
Class B	$113,703	$8,684

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2011
Class A	$1,063	$1,063	$—
Class B	286	—	70
	$1,349	$1,063	$70

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $23,246, of which $7,917 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2011.

F. Ownership of the Fund

At December 31, 2011, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 55%. At December 31, 2011, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 43% and 28%, respectively.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Fund") at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts February 15, 2012	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2011 to December 31, 2011).

The tables illustrate your Fund's expenses in two ways:

·Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

· Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2011
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/11	$1,000.00	$1,000.00
Ending Account Value 12/31/11	$901.20	$900.50
Expenses Paid per $1,000*	$2.40	$3.59
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/11	$1,000.00	$1,000.00
Ending Account Value 12/31/11	$1,022.68	$1,021.42
Expenses Paid per $1,000*	$2.55	$3.82

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.50%	.75%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended December 31, 2011, qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Small Cap Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and Northern Trust Investments, Inc. ("NTI") in September 2011.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

· In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

· The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

· The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

· In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

· Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and NTI historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2010) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DWS pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and NTI and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and NTI related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of December 31, 2011. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	110	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	110	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	110	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		110	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	110	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	110	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	110
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	110	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	110	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	110	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	110	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	113	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin6 (1970) Assistant Secretary, 2009-present	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-2 (R-025818-1 2/12)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$41,762	$0	$0	$0
2010	$41,762	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 22, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2012